UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                       FORM N-CSR

                CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANIES

                   Investment Company Act file number:  811-03586

                           ALLIANCEBERNSTEIN MUNICIPAL TRUST

                (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                    Mark R. Manley
                           Alliance Capital Management, L.P.
                             1345 Avenue of the Americas
                              New York, New York 10105
                      (Name and address of agent for service)

      Registrant's telephone number, including area code:  (800) 221-5672

                       Date of fiscal year end:  June 30, 2004

                      Date of reporting period:  June 30, 2004



ITEM 1.    REPORTS TO STOCKHOLDERS.

ALLIANCEBERNSTEIN MUNICIPAL TRUST -GENERAL PORTFOLIO


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management




ANNUAL REPORT
JUNE 30, 2004




                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

PORTFOLIO OF INVESTMENTS
June 30, 2004


PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------

            MUNICIPAL
            BONDS-80.6%
            ALABAMA-2.6%
            Alabama HFA MFHR
            (Parklane Apts.
            Project)
            Series 02B
$2,850      3/01/27 (b)       1.21%       $2,850,000
            Alabama HFA MFHR
            (Sterling Pointe
            Apts.)
            Series 02A AMT
4,500       2/01/23 (b)       1.16         4,500,000
            Alabama IDA
            (Homeland Vinyl
            Products)
            Series 94 AMT
5,310       11/01/14 (b)      1.21         5,310,000
            Chatom IDB PCR
            (AEC Project)
            Series 01 AMT
5,000       4/01/31 (b)       1.21         5,000,000
            Mobile IDA
            (Hosea O. Weaver
            & Sons Project)
            Series 99 AMT
2,500       3/01/09 (b)       1.31         2,500,000
                                           ---------
                                          20,160,000
                                           ---------
            ALASKA-0.6%
            Valdez Alaska
            Marine
            Terminal Revenue
            (BP Pipelines
            Project)
            Series 03B
5,000       7/01/37 (b)       1.10         5,000,000
                                           ---------
            ARIZONA-1.6%
            Maricopa County
            IDA MFHR
            (Las Gardenias
            Apts.)
            Series 00A AMT
4,495       4/15/33 (b)       1.10         4,495,000
            Phoenix Civic
            Improvement Corp.
            (Airport
            Improvements)
            Series 95 AMT
1,200       6/01/20 (b)       1.07         1,200,000
            Pinal County
            IDA SWDR
            (Milky Way Dairy
            LLC
            Project)
            Series 02
$6,750      4/01/32 (b)       1.33%       $6,750,000
                                           ---------
                                          12,445,000
                                           ---------
            ARKANSAS-0.5%
            Arkansas
            Development
            Finance Authority
            (Teris LLC
            Project)
            Series 02 AMT
4,000       3/01/21 (b)       1.17         4,000,000
                                           ---------
            CALIFORNIA-2.6%
            Los Angeles
            Department
            Of Water & Power
            Series 01B-2
20,000      7/01/34 (b)       1.07        20,000,000
                                           ---------
            COLORADO-1.3%
            Colorado
            Agriculture
            Development
            Authority
            (Rocky Mountain
            Milling LLC)
            Series 00 AMT
3,000       9/01/10 (b)       1.33         3,000,000
            Colorado Housing
            & Finance
            Authority SWR
            (Waste Management,
            Inc.
            Project)
            Series 03 AMT
7,000       8/01/38 (b)       1.13         7,000,000
                                           ---------
                                          10,000,000
                                           ---------
            FLORIDA-1.0%
            Broward County
            HFA MFHR
            (Sawgrass Pines
            Apts.)
            Series 93A AMT
1,500       11/01/23 (b)      1.14         1,500,000
            FLORIDA HOUSING
            FINANCE CORP.
            MFHR
            (Victoria Park
            Apts.)
            Series 03J-1
1,600       10/15/32 (b)      1.08         1,600,000
            FLORIDA HOUSING
            Finance Corp.
            MFHR
            (Wellesley Apts.)
            Series 03O AMT
2,900       8/01/35 (b)       1.11         2,900,000


1
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                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________



PORTFOLIO OF INVESTMENTS
(continued)

PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------

            HILLSBOROUGH
            COUNTY
IDA
            (Tampa Metro
            Area
            YMCA Project)
            Series 00
$2,000      3/01/25 (b)       1.13%       $2,000,000
                                           ---------
                                           8,000,000
                                           ---------
            GEORGIA-4.8%
            DEKALB COUNTY
            HOUSING
            AUTHORITY MFHR
            (Signature
            Station
            Apts.)
            Series 01 AMT
17,000      8/01/33 (b)       1.21        17,000,000
            EAST POINT
            HOUSING
            AUTHORITY MFHR
            (Eagles Crest
            Apts.
            Project)
            Series 03 AMT
6,000       6/01/36 (b)       1.21         6,000,000
            FULTON COUNTY
            DEVELOPMENT
            AUTHORITY MFHR
            (Hidden Creste
            Apts.
            Project)
            Series 04 AMT
5,300       11/15/36 (b)      1.21         5,300,000
            SAVANNAH ECONOMIC
            DEVELOPMENT
            AUTHORITY
            (Georgia Kaolin)
            Series 97 AMT
6,000       7/01/27 (b)       1.15         6,000,000
            TATTNALL COUNTY
            IDA
            (Rotary Corp.
            Project)
            Series 99 AMT
3,400       9/01/11 (b)       1.15         3,400,000
                                           ---------
                                          37,700,000
                                           ---------
            ILLINOIS-10.1%
            AURORA, KANE,
            DU PAGE IDA
            (Yeomans Chicago
            Project)
            Series 98 AMT
6,000       11/01/28 (b)      1.20         6,000,000
            BOLINGBROOK
            HFA MFHR
            (Amberton Apts.)
            Series 97A AMT
7,000       2/15/31 (b)       1.17         7,000,000
            CITY OF CHICAGO
            (J.M.B. Moesle
            LLC
            Project)
            Series 01 AMT
$1,950      1/01/31 (b)       1.28%       $1,950,000
            EAST MOLINE IDR
            (Elliott Aviation
            Project)
            Series 99 AMT
1,120       12/01/19 (b)      1.10         1,120,000
            HARVEY MFHR
            (BETHLEHEM
            VILLAGE)
            Series 97 AMT
3,400       12/01/27 (b)      1.55         3,400,000
            ILLINOIS
            DEVELOPMENT
            FINANCE AUTHORITY
            (Tajon
            Warehousing
            Corp.)
            Series A AMT
3,100       1/01/10 (b)       1.14         3,100,000
            ILLINOIS
            DEVELOPMENT
            FINANCE AUTHORITY
            (Trim-Rite Food
            Corp.
            Project)
            Series 00 AMT
5,425       12/01/25 (b)      1.20         5,425,000
            ILLINOIS
            DEVELOPMENT
            FINANCE
            AUTHORITY
            (Valspar Corp.)
            Series 95 AMT
6,000       8/01/15 (b)       1.17         6,000,000
            ILLINOIS
            DEVELOPMENT
            FINANCE AUTHORITY
            IDR
            (R.A. Zweig, Inc.
            Project)
            Series 98 AMT
4,970       6/01/18 (b)       1.12         4,970,000
            ILLINOIS
            DEVELOPMENT
            FINANCE AUTHORITY
            IDR
            (Wiconsin Tool
            Project)
            Series 03A AMT
4,150       12/01/33 (b)      1.22         4,150,000
            ILLINOIS
            DEVELOPMENT
            FINANCE
            AUTHORITY
            MFHR
            (Butterfield
            Creek
            Assoc.)
            Series 99 AMT
6,750       4/01/39 (b)       1.20         6,750,000
            ILLINOIS
            DEVELOPMENT
            FINANCE AUTHORITY
            MFHR
            (Cinnamon Lake
            Towers)
            Series 97 AMT
5,155       4/15/37 (b)       1.10         5,155,000


2
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                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________



PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------

            ILLINOIS
            DEVELOPMENT
            FINANCE
            AUTHORITY
            MFHR
            (Lakeview
            Partners 1)
            Series 98 AMT
$5,225      1/01/28 (b)       1.20%       $5,225,000
            ILLINOIS
            DEVELOPMENT
            FINANCE AUTHORITY
            MFHR
            (Sterling Towers
            Project)
            Series 01 AMT
3,055       10/01/35 (b)      1.14         3,055,000
            LAKE COUNTY IDR
            (Northpoint
            Associates
            LLC Project)
            Series 94 AMT
2,000       7/01/29 (b)       1.10         2,000,000
            LIBERTYVILLE IDR
            (Fabrication
            Technologies)
            Series 03 AMT
4,430       12/01/28 (b)      1.16         4,430,000
            ROCK ISLAND
            METROPOLITAN
            AIRPORT
            AUTHORITY
            (Elliot Aviation
            Project)
            Series 98 AMT
2,155       12/01/18 (b)      1.10         2,155,000
            ROCK ISLAND
            METROPOLITAN
            AIRPORT
            AUTHORITY
            (Quad City
            International
            Airport Project)
            Series 98 AMT
2,300       12/01/18 (b)      1.10         2,300,000
            TINLEY PARK IDR
            (Mariah Partners
            Project)
            Series 03 AMT
3,845       6/01/33 (b)       1.16         3,845,000
            UPPER ILLINOIS
            RIVER VALLEY
            DEVELOPMENT
            AUTHORITY IDR
            (Tri-Con
            Materials
            Project)
            Series 01 AMT
1,065       6/01/21 (b)       1.28         1,065,000
                                           ---------
                                          79,095,000
                                           ---------
            INDIANA-2.0%
            PRINCETON IDA
            (Orion Denki
            America, Inc.
            Project)
            Series 87 AMT
3,845       5/01/17 (b)       1.38         3,845,000
            ROCKPORT
            INDUSTRIAL
            REVENUE
            (Alaska Steel
            Corp. Project)
            Series 99A AMT
$5,000      6/01/29 (b)       1.08%       $5,000,000
            VALPARAISO IDA
            (Block Heavy &
            Highway Products)
            Series 99 AMT
3,205       5/01/19 (b)       1.10         3,205,000
            WESTFIELD IDR
            (PL Porter
            Project)
            Series 89 AMT
3,500       12/01/09 (b)      1.28         3,500,000
                                           ---------
                                          15,550,000
                                           ---------
            KANSAS-2.0%
            COLWICH IDR
            (Epco
            Carbondioxide
            Products)
            Series 99 AMT
1,465       8/01/14 (b)       1.21         1,465,000
            DODGE CITY IDR
            (Farmland
            National
            Beef Packing Co.)
            Series 00 AMT
6,000       3/01/15 (b)       1.33         6,000,000
            LIBERAL IDR
            (Farmland National
            Beef Packing Co.)
            Series 00 AMT
5,850       10/01/09 (b)      1.33         5,850,000
            WYANDOTTE COUNTY
            MFHR
            (Royal Ridge
            Apts.)
            Series 02A-1
2,695       6/15/35 (b)       1.15         2,695,000
                                           ---------
                                          16,010,000
                                           ---------
            KENTUCKY-1.5%
            JEFFERSON COUNTY
            IDA
            (Strawberry Lane
            Venture)
            AMT
1,660       6/01/19 (b)       1.18         1,660,000

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


PORTFOLIO OF INVESTMENTS
(continued)


PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------

            LOUISVILLE &
            JEFFERSON
            COUNTY AIRPORT
            AUTHORITY
            SPECIAL
            FACILITIES
            (UPS Worldwide
            Forwarding)
            Series 99A AMT
$5,000      1/01/29 (b)       1.12%       $5,000,000
            MONTGOMERY
            COUNTY
            (Conn
            Fineblanking
            Corp. Project)
            Series 96 AMT
5,500       8/01/15 (b)       1.21         5,500,000
                                           ---------
                                          12,160,000
                                           ---------
            LOUISIANA-2.1%
            CADDO-BOSSIER
            PORT
            (Oakley Louisiana,
            Inc. Project)
            Series 98 AMT
3,555       1/01/28 (b)       1.21         3,555,000
            EAST BATON ROUGE
            PARISH INC.,
            IDB SWDR
            (Georgia Pacific
            Corp. Project)
            Series 04 AMT
7,100       6/01/29 (b)       1.17         7,100,000
            NEW ORLEANS
            IDB MFHR
            (LGD Rental I
            Project)
            Series 03 AMT
5,875       9/01/38 (b)       1.17         5,875,000
                                           ---------
                                          16,530,000
                                           ---------
            MASSACHUSETTS-0.6%
            MASSACHUSETTS
            DEVELOPMENT
            FINANCE AGENCY
            (Belmont Day
            School)
            Series 01
1,200       7/01/31 (b)       1.08         1,200,000
            MASSACHUSETTS
            IFA
            (Heritage at
            Hingham)
            Series 97A AMT
3,190       7/01/29 (b)       1.11         3,190,000
                                           ---------
                                           4,390,000
                                           ---------
            MICHIGAN-0.3%
            MICHIGAN
            STRATEGIC
            FUND
            (Donnelly Corp.
            Project)
            Series A AMT
$2,000      3/01/10 (b)       1.20%       $2,000,000
                                           ---------
            MINNESOTA-1.7%
            DAKOTA COUNTY
            COMMUNITY
            DEVELOPMENT
            AGENCY
            MFHR
            (Regatta Commons
            Project)
            Series 03A AMT
1,100       1/01/38 (b)       1.18         1,100,000
            HENNEPIN COUNTY
            MFHR
            (Stone Arch Apts.
            Project)
            Series 02 AMT
2,800       4/15/35 (b)       1.15         2,800,000
            ST. LOUIS PARK
            MFHR
            (Newport on Seven
            Apts.)
            Series 01 AMT
5,120       9/15/31 (b)       1.15         5,120,000
            ST. PAUL PORT
            AUTHORITY
            (District Heating)
            Series 03-2F AMT
4,000       12/01/23 (b)      1.10         4,000,000
                                           ---------
                                          13,020,000
                                           ---------
            MISSISSIPPI-5.7%
            MISSISSIPPI
            BUSINESS
            FINANCE CORP.
            (H.M. Richards,
            Inc. Project)
            Series 01 AMT
2,420       12/01/16 (b)      1.21         2,420,000
            MISSISSIPPI
            BUSINESS
            FINANCE CORP.
            IDR
            (Corinthian,
            Inc. Project)
            Series 01 AMT
5,020       6/01/16 (b)       1.21         5,020,000
            MISSISSIPPI
            BUSINESS
            FINANCE CORP.
            IDR
            (Epco
            Carbondioxide
            Products, Inc.)
            Series 02 AMT
3,250       3/01/17 (b)       1.21         3,250,000


4
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                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________



PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------
            MISSISSIPPI
            BUSINESS
            FINANCE CORP.
            IDR
            (Howard
            Industries
            Project)
            SERIES 02 AMT
$3,140      10/01/08 (b)      1.21%       $3,140,000
            MISSISSIPPI
            BUSINESS
            FINANCE CORP.
            IDR
            (Silver Creek
            Co.
            Project)
            Series 01 AMT
7,055       6/01/19 (b)       1.21         7,055,000
            MISSISSIPPI
            HOME CORP.
            MFHR
            (Highland Park
            Apts.)
            Series 01-4 AMT
7,500       12/01/31 (b)      1.21         7,500,000
            MISSISSIPPI HOME
            CORP.
            MFHR
            (Summer Park
            Apts.)
            Series 99D-1 AMT
9,800       10/01/29 (b)      1.21         9,800,000
            PRENTISS COUNTY
            IDA
            (Heidelberg
            Eastern)
            AMT
6,650       10/01/17 (b)      1.45         6,650,000
                                           ---------
                                          44,835,000
                                           ---------
            MISSOURI-0.4%
            ST. LOUIS IDA
            (Hammert's
            Iron Works, Inc.)
            Series 99 AMT
2,800       6/01/09 (b)       1.15         2,800,000
                                           ---------
            NEBRASKA-0.2%
            YORK COUNTY IDR
            (Epco
            Carbondioxide
            Products)
            Series 98 AMT
1,500        9/01/08 (b)      1.21         1,500,000
                                           ---------
            NEVADA-0.5%
            CLARK COUNTY IDR
            (Nevada
            Cogeneration
            Assoc. 2)
            Series 92 AMT
700         12/01/22 (b)      1.14           700,000
            NEVADA BUSINESS
            & INDUSTRY
            DEPARTMENT
            (575 Mill St.
            Project)
            Series 98A AMT
3,195       12/01/28 (b)      1.21         3,195,000
                                           ---------
                                           3,895,000
                                           ---------
            NEW JERSEY-1.1%
            NEW JERSEY
            ECONOMIC
            DEVELOPMENT
            AUTHORITY
            (ENCAP Golf
            Holdings
            LLC Project)
            Series 04 AMT
$2,000      2/01/16 (b)       1.08%       $2,000,000
            NEW JERSEY
            ECONOMIC
            DEVELOPMENT
            AUTHORITY
            (Marina Energy
            LLC)
            Series 01A AMT
3,000       9/01/31 (b)       1.08         3,000,000
            NEW JERSEY
            HEALTH CARE
            FACILITIES
            (St. Peter's
            University
            Hospital)
            Series 00B
3,500       7/01/30 (b)       1.04         3,500,000
                                           ---------
                                           8,500,000
                                           ---------
            NEW YORK-0.2%
            NEW YORK CITY
            HOUSING
            DEVELOPMENT CORP.
            MFHR
            (Fountains
            Apartment
            Project)
            Series 01A AMT
1,300       11/01/33 (b)      1.05         1,300,000
                                           ---------
            NORTH
            CAROLINA-0.3%
            RANDOLPH COUNTY
            PCR
            (Wellmark, Inc.
            Project)
            Series 01 AMT
2,300       2/01/16 (b)       1.22         2,300,000
                                           ---------
            NORTH DAKOTA-2.1%
            HEBRON IDA
            (Dacco, Inc.
            Project)
            Series 98 AMT
2,655       3/01/15 (b)       1.20         2,655,000
            RICHLAND COUNTY
            SWDR
            (Minnesota-Dakota
            Farmers
            Cooperative
            Project)
            Series 02 AMT
14,000      4/01/19 (b)       1.28        14,000,000
                                           ---------
                                          16,655,000
                                           ---------

                                            AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

PORTFOLIO OF INVESTMENTS
(continued)

PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------
            OHIO-0.1%
            OHIO SWR
            (BP Exploration
            & Oil Project)
            Series 98 AMT
$700        2/01/33 (b)       1.13%         $700,000
            OREGON-0.2%
            OREGON ECONOMIC
            DEVELOPMENT CORP.
            (McFarland
            Cascade Project)
            AMT
1,690       11/01/16 (b)      1.20         1,690,000
                                           ---------
            PENNSYLVANIA-0.2%
            CHESTER COUNTY
            HEALTH &
            EDUCATION
            (Kendal
            Crosslands
            Communities
            Project)
            Series 03
1,500       4/01/33 (b)       1.10         1,500,000
                                           ---------
            SOUTH
            CAROLINA-1.0%
            BERKELEY COUNTY
            EXEMPT FACILITY
            IDR
            (Amoco Chemical
            Co. Project)
            Series 97 AMT
6,000       4/01/27 (b)       1.13         6,000,000
            SOUTH CAROLINA
            JOBS EDA
            (Titan Wheel
            International,
            Inc. Project)
            Series 95 AMT
1,500       2/01/10 (b)       1.16         1,500,000
                                           ---------
                                           7,500,000
                                           ---------
            TENNESSEE-5.1%
            BLOUNT COUNTY IDR
            (Advanced Crystal
            Technology, Inc.)
            Series 88 AMT
4,000       8/01/08 (b)       1.23         4,000,000
            STEWART COUNTY
            IDR SWDR
            (Standard Gypsum
            Project)
            Series 99 AMT
28,150      5/01/34 (b)       1.07        28,150,000
            VOLUNTEER STATE
            STUDENT
            FUNDING CORP.
            (Student Loan
            Revenue)
            Series 88A-1 AMT
$8,200      12/01/23 (b)      1.05%       $8,200,000
                                           ---------
                                          40,350,000
                                           ---------
            TEXAS-11.7%
            CAMP COUNTY IDA
            (Pilgrims Pride
            Corp.)
            Series 99 AMT
8,000       7/01/29 (b)       1.07         8,000,000
            CORPUS CHRISTI
            IDA
            (De Dietrich,
            Inc.)
            Series 88 AMT
3,000       11/01/08 (b)      1.23         3,000,000
            DE SOTO HOUSING
            FINANCE CORP.
            MFHR
            (Hickory Manor
            Sr. Apts.)
            Series 04 AMT
4,700       7/01/37 (b)       1.19         4,700,000
            GULF COAST IDA
            (AMOCO OIL CO.
            PROJECT)
            Series 93 AMT
5,000       4/01/28 (b)       1.13         5,000,000
            HARRIS COUNTY
            HOUSING
            FINANCE CORP.
            MFHR
            (Park at
            Kirkstall
            Apts.)
            Series 02
14,500      12/01/32 (b)      1.21        14,500,000
            NORTH TEXAS
            HIGHER
            EDUCATION
            AUTHORITY,
            INC.
            (Student Loan)
            Series 93A AMT
3,000       4/01/05 (b)       1.06         3,000,000
            PORT ARTHUR
            NAVIGATION
            DISTRICT
            (Motiva
            Enterprises
            Project)
            Series 02 AMT
10,945      12/01/27 (b)      1.20        10,945,000
            PORT ARTHUR
            NAVIGATION
            DISTRICT
            (Texaco, Inc.
            Project)
            Series 94
8,800       10/01/24 (b)      1.10         8,800,000
            PORT BEAUMONT
            IDR
            (EPCO
            Carbondioxide
            Products)
            Series 98 AMT
2,500       2/01/09 (b)       1.21         2,500,000


6
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                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------
            TARRANT COUNTY
            HOUSING
            FINANCE CORP.
            MFHR
            (Sycamore
            School
            Apts.)
            Series 03 AMT
$6,400      1/01/33 (b)       1.21%       $6,400,000
            TEXAS GO
            (College
            Student
            Loan)
            Series 04 AMT
4,585       2/11/11 (b)      1.22          4,585,000
            TEXAS TRAN
            Series 03
20,000      8/31/04          2.00         20,027,349
                                           ---------
                                          91,457,349
                                           ---------
            VIRGINIA-0.5%
            PORTSMOUTH
            REDEVELOPMENT
            & HOUSING
            AUTHORITY
            MFHR
            (Marsh Landing
            Project)
            Series 03A-1
            AMT
4,220       6/01/30 (b)       1.13         4,220,000
                                           ---------
            WASHINGTON-10.1%
            OLYMPIA ECONOMIC
            DEVELOPMENT CORP.
            (Spring Air
            Northwest Project)
            Series 98 AMT
1,150       11/01/23 (b)      1.20         1,150,000
            WASHINGTON
            ECONOMIC
            DEVELOPMENT
            FINANCE
            AUTHORITY
            (Darigold, Inc./
            Westfarm Foods)
            Series 01 AMT
7,375       8/01/24 (b)       1.28         7,375,000
            WASHINGTON
            ECONOMIC
            DEVELOPMENT
            FINANCE
            AUTHORITY SWDR
            (Waste
            Management
            Project)
            Series 00H AMT
6,825       10/01/25 (b)      1.14         6,825,000
            WASHINGTON
            ECONOMIC
            DEVELOPMENT
            FINANCE
            AUTHORITY SWDR
            (Waste
            Management
            Project)
            Series 01C AMT
5,500       2/01/26 (b)       1.14         5,500,000
            WASHINGTON
            ECONOMIC
            DEVELOPMENT
            FINANCE
            AUTHORITY SWDR
            (WASTE
            MANAGEMENT,
            Inc. Project)
            Series 02D AMT
$8,000      7/01/27 (b)       1.13%       $8,000,000
            WASHINGTON
            ECONOMIC
            DEVELOPMENT
            FINANCE
            AUTHORITY SWDR
            (Waste Management,
            Inc. Project)
            Series 02E AMT
5,000       10/01/27 (b)      1.13         5,000,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Assisted
            Living
            Concepts)
            AMT
5,300       1/01/17 (b)       1.20         5,300,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Evergreen Ridge
            Apts.
            Project) AMT
2,045       12/01/24 (b)      1.20         2,045,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Hamilton Place)
            AMT
2,700       7/01/28 (b)       1.16         2,700,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Heatherstone
            Apts.)
            Series 95 AMT
8,010       7/01/25 (b)       1.17         8,010,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Larkin Place
            Apts.)
            Series 96 AMT
5,040       7/01/28 (b)       1.16         5,040,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (LTC Properties,
            Inc. Project)
            AMT
1,740       12/01/15 (b)      1.20         1,740,000

7

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

PORTFOLIO OF INVESTMENTS
(continued)
PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Marketplace
            Apts.)
            Series 97A AMT
$6,020      7/01/29 (b)       1.16%       $6,020,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Oxford Square
            Apts.)
            Series 98A AMT
2,250       12/01/28 (b)      1.20         2,250,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Pacific Inns
            Apts.
            Project)
            Series A AMT
2,575       5/01/28 (b)       1.20         2,575,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Sherwood
            Springs
            Apts.)
            Series 97 AMT
3,720       9/01/27 (b)       1.20         3,720,000
            WASHINGTON
            HOUSING
            FINANCE
            COMMISSION
            MFHR
            (Twin Ponds)
            Series 98A AMT
5,515       2/01/28 (b)       1.16         5,515,000
                                           ---------
                                          78,765,000
                                           ---------
            WEST VIRGINIA-3.5%
            MARION COUNTY
            SWDR
            (Grant Town
            Cogeneration
            Project)
            SERIES 91B AMT
9,670       10/01/17 (b)      1.08         9,670,000
            MARION COUNTY
            SWDR
            (Grant Town
            Cogeneration
            Project)
            Series 92A AMT
18,000      10/01/17 (b)      1  .08      18,000,000
                                           ---------
                                          27,670,000
                                           ---------
            WISCONSIN-2.4%
            ANTIGO WISCONSIN
            IDA
            (Plaspack USA,
            Inc.)
            Series 98A AMT
2,100       12/01/18 (b)      1.10         2,100,000
            FARMINGTON IDR
            (Swiss Valley
            Farms Co.
            Project)
            Series 00 AMT
$2,550      11/01/20 (b)      1.20%       $2,550,000
            KAUKAUNA IDR
            (Valley Tissue)
            Series A AMT
1,845       9/01/20 (b)       1.10         1,845,000
            KENOSHA IDR
            (Leblanc Corp.
            Project)
            Series 98A AMT
1,500       12/01/18 (b)      1.10         1,500,000
            ONALASKA IDA
            (Empire Screen
            (Printing)
            Series 98 AMT
1,625       5/01/18 (b)       1.10         1,625,000
            WISCONSIN
            HOUSING
            & ECONOMIC
            DEVELOPMENT
            AUTHORITY
            (Homeownership)
            Series 02C AMT
1,565       9/01/22 (b)       1.07         1,565,000
            WISCONSIN
            HOUSING
            ECONOMIC
            DEVELOPMENT
            AUTHORITY
            (Homeownership)
            Series 02E AMT
7,890       9/01/32 (b)       1.07         7,890,000
                                           ---------
                                          19,075,000
                                           ---------

            Total Municipal
            Bonds
            (amortized cost
            $630,772,349)                630,772,349
                                           ---------
            COMMERCIAL
            PAPER-19.8%
            FLORIDA-0.8%
            GREATER ORLANDO
            AVIATION
            AUTHORITY
            (Airport
            Facilities)
            Series B AMT
6,400       8/10/04           1.13         6,400,000
                                           ---------
            HAWAII-1.0%
            HONOLULU CITY
            & COUNTY
            Series 04
8,000       8/02/04           1.20         8,000,000
                                           ---------

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY(A)      YIELD             VALUE
-------------------------------------------------------------------------------

            ILLINOIS-1.6%
            CHICAGO MIDWAY
            AIRPORT
            Series 03 AMT
$12,824     9/10/04           1.08%      $12,824,000
                                           ---------
            KENTUCKY-2.5%
            PENDLETON COUNTY
            of (Kentucky
            Assoc.
            County Leasing)
20,000      8/09/04           1.14        20,000,000
                                           ---------
            MASSACHUSETTS-0.3%
            MASSACHUSETTS
            WATER
            RESOURCES
            AUTHORITY
            Series 99
2,200       8/02/04           1.00         2,200,000
                                           ---------
            MINNESOTA-3.3%
            MINNEAPOLIS-ST.
            PAUL
            METROPOLITAN
            AIRPORT
            (Subordinated
            Revenue Notes)
            Series B AMT
7,000       8/11/04 (b)       0.99         7,000,000
            MINNEAPOLIS-ST.
            PAUL
            METROPOLITAN
            AIRPORT
            (Subordinated
            Revenue Notes)
            Series B AMT
10,500      8/12/04           1.06        10,500,000
            MINNEAPOLIS-ST.
            PAUL
            METROPOLITAN
            AIRPORT
            (Subordinated
            Revenue Notes)
            Series B AMT
8,000       7/22/04           1.13         8,000,000
                                           ---------
                                          25,500,000
                                           ---------
            NEW YORK-2.2%
            METROPOLITAN
            TRANSIT
            AUTHORITY BAN
            (Transit
            Facility
            Special
            Obligation)
            Series CP-1A
6,500       8/06/04           1.00         6,500,000
            NEW YORK CITY
            MUNICIPAL WATER
            AUTHORITY
            Series 1
11,000      7/15/04           1.07        11,000,000
                                           ---------
                                          17,500,000
                                           ---------
            SOUTH
            CAROLINA-1.7%
            SOUTH CAROLINA
            PUBLIC SERVICE
            (Revenue Notes)
$13,000     8/13/04           1.05%      $13,000,000
                                           ---------
            TEXAS-3.8%
            AUSTIN COMBINED
            UTILITY SYSTEM
            (Travis &
            Williamson
            County)
            Series 04A
8,300       8/12/04           0.97         8,300,000
            AUSTIN COMBINED
            UTILITY SYSTEM
            (Travis &
            Williamson
            County)
            Series 04A
6,203       8/06/04           1.09         6,203,000
            DALLAS AREA
            RAPID TAN
            (Senior Sub.
            Lien
            Sales Tax
            Revenue)
            Series 01
10,000      8/10/04            1.10       10,000,000
            DALLAS
            WATERWORKS
            & SEWER SYSTEM
            Series 04B
5,000       8/10/04           1.07         5,000,000
                                           ---------
                                          29,503,000
                                           ---------
            WEST VIRGINIA-1.3%
            WEST VIRGINIA
            PUBLIC
            ENERGY AUTHORITY
            (Morgantown
            Energy
            Association
            Project)
            Series 89A AMT
10,000      9/08/04 (b)       1.05        10,000,000
                                           ---------
            WISCONSIN-1.3%
            WINCONSIN
            TRANSPORTATION
            REVENUE
            Series 97A
10,000      8/11/04           1.05        10,000,000
                                           ---------
            Total Commercial
            Paper
            (amortized cost
            $154,927,000)                154,927,000
                                           ---------

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


PORTFOLIO OF INVESTMENTS
(continued)
                                               VALUE



            TOTAL
            INVESTMENTS-100.4%
            (amortized cost
            $785,699,349)               $785,699,349
            Other assets less
            liabilities-(0.4%)           (2,903,757)
                                         -----------
            NET
            ASSETS-100%                 $782,795,592
                                       =============




(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT  - Alternative Minimum Tax
     BAN  - Bond Anticipation Note
     EDA  - Economic Development Authority
     GO   - General Obligation
     HFA  - Housing Finance Agency/Authority
     IDA  - Industrial Development Authority
     IDR  - Industrial Development Revenue
     IFA  - Industrial Finance Authority
     MFHR - Multi-Family Housing Revenue
     PCR  - Pollution Control Revenue
     SWDR - Solid Waste Disposal Revenue
     TAN  - Tax Anticipation Note
     TRAN - Tax & Revenue Anticipation Note
     See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $785,699,349)         $785,699,349
  Receivable for investment securities sold                            760,000
  Interest receivable                                                1,263,576
  Receivable for capital stock sold                                      1,425
                                                                     ---------
  Total assets                                                     787,724,350
                                                                     ---------
LIABILITIES
  Due to custodian                                                   3,788,227
  Advisory fee payable                                                 319,042
  Payable for capital stock redeemed                                       925
  Distribution fee payable                                             159,526
  Administrative fee payable                                           439,892
  Accrued expenses                                                     221,146
                                                                     ---------
  Total liabilities                                                  4,928,758
                                                                     ---------
NET ASSETS                                                        $782,795,592
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $7,847,441
  Additional paid-in capital                                       774,986,176
  Accumulated net realized loss on investment transactions             (38,025)
                                                                     ---------
                                                                  $782,795,592
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 784,744,057 shares outstanding)                             $ 1.00
                                                                        ======


See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                          $9,440,654
EXPENSES
  Advisory fee (Note B)                             $4,351,160
  Distribution fee (Note C)                          2,175,580
  Administrative services (Note C)                   1,369,463
  Custodian fees                                       141,995
  Transfer agency (Note B)                             137,952
  Audit and legal fees                                  82,212
  Printing                                              42,330
  Registration fees                                     32,612
  Trustees' fees                                         2,500
  Miscellaneous                                         18,424
                                                     ---------

  Total expenses                                     8,354,228
  Less: expense offset arrangement (Note B)                (1)
  Less: expenses waived and reimbursed (Note C)       (34,757)
                                                     ---------

  Net expenses                                                       8,319,470
                                                                     ---------
  Net investment income                                              1,121,184
REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                             (9)
                                                                     ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,121,175
                                                                   ===========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 2004    JUNE 30, 2003
                                                 -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                             $1,121,184      $5,192,679
  Net realized loss on investment transactions              (9)        (38,016)
                                                    -----------      ----------

  Net increase in net assets from operations         1,121,175       5,154,663
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (1,121,184)     (5,192,679)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                           (226,242,835)   (257,599,557)
                                                    -----------      ----------

  Total decrease                                  (226,242,844)   (257,637,573)
NET ASSETS
  Beginning of period                            1,009,038,436   1,266,676,009
                                                    -----------      ----------

  End of period                                   $782,795,592  $1,009,038,436
                                                  ============  ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2004.

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $92,517 for the year ended June 30, 2004.

For the year ended June 30, 2004, the Portfolio's expenses were reduced by $1 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $2,175,580. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $34,757 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $1,369,463, of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $38,025, which expires in 2012. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax. For the year ended June 30, 2004, the capital loss carryforward expired was $1,767,120. During the current fiscal year the Portfolio had a permanent difference due to expired capital loss carryforwards. This entry resulted in a reclassification from accumulated net realized loss on investment transactions to additional paid-in capital. This reclassification had no effect on net assets.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2004, capital paid-in aggregated $782,833,617. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED         YEAR ENDED
                                                   JUNE 30,           JUNE 30,
                                                     2004               2003
                                                 ------------     ------------
Shares sold                                      1,870,009,691   1,801,425,507
Shares issued on reinvestments of dividends          1,121,184       5,192,679
Shares redeemed                                 (2,097,373,710) (2,064,217,743)
                                                 -------------    -------------
Net decrease                                      (226,242,835)   (257,599,557)
                                                  ============    =============

FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                             General Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                               YEAR ENDED JUNE 30,
                                             ----------------------------------------------------
                                            2004         2003         2002         2001      2000
                                            -----------------------------------------------------
Net asset value, beginning of period       $1.00        $1.00        $1.00        $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                       .001         .005         .010         .029      .029
                                        --------     --------     --------     --------   -------
LESS: DIVIDENDS
Dividends from net investment income       (.001)       (.005)       (.010)       (.029)    (.029)

Net asset value, end of period             $1.00        $1.00        $1.00        $1.00     $1.00
                                           =====        =====        =====        =====     =====
TOTAL RETURN
Total investment return based
on net asset value (a)                      0.13%        0.45%        1.00%        2.97%     2.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000'S omitted)   $783       $1,009       $1,267       $1,350    $1,209
Ratio to average net assets of:
   Expenses                                 0.96%        0.98%        0.99%        1.00%     1.00%
   Net investment income                    0.13%        0.45%        1.01%        2.92%     2.87%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCEBERNSTEIN MUNICIPAL TRUST-GENERAL PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust-General Portfolio (the "Fund"), formerly Alliance Municipal Trust-General Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
August 20, 2004

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672



TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT

WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY,  SECRETARY
MARK D. GERSTEN, TREASURER AND
      CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER



CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                PORTFOLIOS
                                                                                 IN FUND            OTHER
    NAME, AGE, ADDRESS                         PRINCIPAL                         COMPLEX         DIRECTORSHIPS
      OF TRUSTEE                             OCCUPATION(S)                      OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                   TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent         113             None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(CHAIRMAN OF THE BOARD)            registered investment adviser, with which
                                   he had been associated since prior to 1999.
                                   He was formerly Deputy Comptroller and
                                   Chief Investment Officer of the State of
                                   New York and, prior thereto, Chief Investment
                                   Officer of the New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation           14             None
Middleton Place Foundation         and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has
Charleston, SC 29414 (19)          been associated with since prior to 1999.
                                   He is also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,        14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(15)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65              An author and financial journalist.               14             None
One Sutton Place South
New York, NY 10022 (12)


*    There is no stated term of office for the Fund's Trustees.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________


OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.


    NAME, ADDRESS*            POSITION(S) HELD                                PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                                   DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46	        Chief Executive Officer          Executive Vice President of Alliance Capital Management Corporation
                                                          ("ACMC")** since 2001; prior thereto, Chief
                                                          Executive Officer of Sanford C. Bernstein & Co. LLC and
                                                          its predecessor since prior to 1999.

Susan L. Matteson, 41    President                        Senior Vice President of AllianceBernstein Investment Research and
                                                          Management, Inc. ("ABIRM")** and President of Alliance Cash Management
                                                          Services with which she has been associated since prior to 1999.

Drew A. Biegel, 53       Senior Vice President            Vice President of ACMC** with which he has been associated since prior to 1999.

Patricia Ittner, 53      Senior Vice President            Vice President of ACMC** with which she has been associated since prior to 1999.

Robert I. Kurzweil, 53   Senior Vice President            Vice President of ABIRM** with which he has been associated since prior to 1999.

Doris T. Muller, 40      Senior Vice President            Vice President of ABIRM** with which she has been associated since prior to 1999.

William E. Oliver, 54    Senior Vice President            Senior Vice President of ACMC** with which he has been associated since prior to 1999.

Raymond J. Papera, 48    Senior Vice President            Senior Vice President of ACMC** with which he has been associated since prior to 1999.

William J. Fagan, 42     Vice President                   Assistant Vice President of ACMC** with which he has been associated since prior to 1999.

Linda N. Kelley, 44      Vice President                   Assistant Vice President of ACMC** with which she has been associated since prior to 1999.

Joseph R. LaSpina, 43    Vice President                   Senior Vice President of ABIRM** with which he has been associated since prior to 1999.

Eileen M. Murphy, 33     Vice President                   Vice President of ACMC** with which she has been associated since prior to 1999.

Maria C. Sazon, 38       Vice President                   Vice President of ACMC** with which she has been associated since prior to 1999.

Mark R. Manley, 41       Secretary                        Senior Vice President and Chief Compliance Officer of ACMC** with which he has been associated since prior to 1999.


                                           AllianceBernstein Municipal Trust -
                                                              General Portfolio
_______________________________________________________________________________



    NAME, ADDRESS*            POSITION(S) HELD                                PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                                   DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53      Treasurer and Chief              Senior Vice President of Alliance Global Investor Services,
                         Financial Officer                Inc. ("AGIS")** and Vice President of ABIRM** with which he has been associated since prior to 1999.

Thomas R. Manley, 53     Controller                       Vice President of ACMC** with which he has been associated since prior to 1999.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM and AGIS are affiliates of the Fund.
     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ABMTAR0604




ALLIANCEBERNSTEIN MUNICIPAL TRUST - NEW YORK PORTFOLIO


[LOGO] AllianceBernstein(SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004

PORTFOLIO OF INVESTMENTS
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


Principal
  Amount
   (000)           Security (a)                       Yield               Value
-------------------------------------------------------------------------------
                   MUNICIPAL BONDS-83.2%
                   NEW YORK-83.2%
                   ALBANY IDA
                   (Davies Office
                   Refurbishing, Inc.)
                   Series 95 AMT
  $ 1,770          9/01/15 (b)                         1.13%        $ 1,770,000
                   ALBANY IDA
                   (Davies Office
                   Refurbishing, Inc.)
                   Series 97 AMT
    1,510          2/01/17 (b)                         1.13           1,510,000
                   ALBANY IDA
                   (Newkirk Products, Inc.
                   Project)
                   Series 95A
    1,200          2/01/20 (b)                         1.13           1,200,000
                   ALBANY IDA
                   (South Mall Towers
                   Project)
                   Series 03A AMT
    5,945          8/15/35 (b)                         1.10           5,945,000
                   BETHLEHEM IDA
                   (467 Delaware Ave LLC)
                   Series 03A AMT
   11,100          9/01/33 (b)                         1.13          11,100,000
                   CHENANGO COUNTY IDA
                   (Grace View Manor
                   Nursing)
                   Series 03
    2,800          2/01/29 (b)                         1.05           2,800,000
                   EDGEMONT UNION
                   Series 04
    4,000          1/21/05                             1.45           4,023,139
                   ISLIP IDA
                   (Radiation Dynamics)
                   Series 88A AMT
    6,000          1/01/09 (b)                         1.15           6,000,000
                   LONG ISLAND POWER
                   AUTHORITY
                   (Electronic System
                   Revenue)
                   Series 98-3A
    3,000          5/01/33 (b)                         1.03           3,000,000
                   METROPOLITAN TRANSIT
                   AUTHORITY
                   Series 04
                   Subseries A-3 XLCA
    6,300          11/01/34 (b)                        1.10           6,300,000
                   MONROE COUNTY IDA
                   (St. Ann's Nursing Home)
                   Series 00
    1,200          7/01/30 (b)                         1.04           1,200,000
                   MOUNT PLEASANT
                   CENTRAL SCHOOL DISTRICT
                   BAN
                   Series 03-04
    6,000          9/23/04                             1.15           6,011,574
                   MUNICIPAL ASSISTANCE
                   CORP. FOR CITY OF
                   NEW YORK
                   Series 96E
    2,500          7/01/04                             1.09           2,500,000
                   NEW YORK CITY GO
                   Series 04-H 6
   14,600          3/01/34 (b)                         1.04          14,600,000
                   NEW YORK CITY GO
                   Series 93-E5
    1,600          8/01/15 (b)                         1.12           1,600,000
                   NEW YORK CITY GO
                   Series 96-J2
    3,600          2/15/16 (b)                         1.03           3,600,000
                   NEW YORK CITY IDA
                   (Korean Airlines Co.)
                   Series 97A AMT
   20,000          11/01/24 (b)                        1.08          20,000,000
                   NEW YORK CITY IDA
                   (Korean Airlines Co.)
                   Series 97C AMT
    5,000          11/01/24 (b)                        1.08           5,000,000
                   NEW YORK CITY IDA
                   (NEW YORK
                   Stock Exchange)
                   Series 04 B
    3,110          5/01/33 (b)                         1.08           3,110,000
                   NEW YORK CITY IDA
                   (SWAK TNC Project)
    2,050          9/01/25 (b)                         1.12           2,050,000
                   NEW YORK CITY
                   MUNICIPAL WATER
                   AUTHORITY
                   Series 94G FGIC
   10,700          6/15/24 (b)                         1.03          10,700,000
                   NEW YORK CITY TFA
                   (Future Tax Secured)
                   Series 01C
    7,225          2/01/32 (b)                         1.03           7,225,000

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


Principal
  Amount
   (000)           Security (a)                       Yield               Value
-------------------------------------------------------------------------------
                   NEW YORK CITY TFA
                   (Future Tax Secured)
                   Series 99-B3
  $ 3,000          11/01/28 (b)                        1.04%        $ 3,000,000
                   Series 02-3 F
    2,500          11/01/22 (b)                        1.08           2,500,000
                   NEW YORK CITY TRUST
                   CULTURAL RESOURCES
                   AUTHORITY
                   (Museum of Broadcasting)
                   Series 89
    2,000          5/01/14 (b)                         1.01           2,000,000
                   NEW YORK DORMITORY
                   AUTHORITY
                   (Mental Health Facilities
                   Improvement)
                   Series 03F-2A FSA
   12,000          2/15/21 (b)                         1.06          12,000,000
                   NEW YORK DORMITORY
                   AUTHORITY
                   (Teresian House
                   Housing Corp.)
                   Series 03
    5,000          7/01/33 (b)                         1.06           5,000,000
                   NEW YORK
                   LOCAL GOVERNMENT
                   ASSISTANCE
                   Series 95F
    2,000          4/01/25 (b)                         1.00           2,000,000
                   NEW YORK STATE
                   ENVIRONMENTAL FACILITIES
                   CORP. SWDR
                   (Waste Management Inc.)
                   Series 02B AMT
    3,400          5/01/19 (b)                         1.06           3,400,000
                   NEW YORK STATE HFA
                   (1500 Lexington Ave)
                   Series 02A AMT
    4,300          5/15/34 (b)                         1.09           4,300,000
                   NEW YORK STATE HFA
                   (350 West 43rd St.
                   Housing)
                   Series 01A AMT
   11,450          11/01/34 (b)                        1.05          11,450,000
                   NEW YORK STATE HFA
                   (350 West 43rd St.
                   Housing)
                   Series 02A AMT
    5,000          11/01/34 (b)                        1.05           5,000,000
                   NEW YORK STATE HFA
                   (350 West 43rd St.
                   Housing)
                   Series 04A AMT
    6,800          11/01/34 (b)                        1.05           6,800,000
                   NEW YORK STATE HFA
                   (363 West 30th Street)
                   Series 00A AMT
    6,600          11/01/32 (b)                        1.05           6,600,000
                   (Saville Housing)
                   Series 02A AMT
   18,000          11/01/35 (b)                        1.05          18,000,000
                   NEW YORK STATE HFA
                   (South Cove Plaza)
                   Series 99A AMT
   23,900          11/01/30 (b)                        1.09          23,900,000
                   NEW YORK STATE HFA
                   (Victory Housing)
                   Series 02A AMT
    7,000          11/01/33 (b)                        1.07           7,000,000
                   NEW YORK STATE HFA
                   (Worth St.)
                   Series 01A AMT
    4,000          5/15/33 (b)                         1.07           4,000,000
                   NEW YORK STATE
                   HFA MFHR
                   (240 East 39th Street-
                   Saxony Apartments)
                   Series 97A AMT
    9,000          5/15/30 (b)                         1.06           9,000,000
                   NEW YORK STATE
                   HFA MFHR AMT
                   (Wood Creek Meadows)
                   Series 88A
    6,850          11/01/28 (b)                        1.10           6,850,000
                   NEW YORK STATE
                   LOCAL GOVERNMENT
                   ASSISTANCE CORP
                   Series 95B
      600          4/01/25 (b)                         1.01             600,000
                   ONEIDA INDIAN NATION
                   Series 02
    2,500          10/01/32 (b)                        1.03           2,500,000
                   ONONDAGA COUNTY IDA
                   (Solvay Paperboard LLC)
                   Series 00A
    9,500          7/01/23 (b)                         1.17           9,500,000

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


Principal
  Amount
   (000)           Security (a)                       Yield               Value
-------------------------------------------------------------------------------
                   ONONDAGA COUNTY IDA
                   (Solvay Paperboard Project)
                   Series 01 AMT
  $ 1,000          7/01/23 (b)                         1.17%        $ 1,000,000
                   ONTARIO COUNTY IDA
                   (Ultrafab, Inc.)
                   Series 95 AMT
    1,500          12/01/15 (b)                        1.20           1,500,000
                   PORT AUTHORITY OF
                   NEW YORK & NEW JERSEY
                   (Versatile Structure
                   Obligation)
                   Series 97-6 AMT
    2,600          12/01/17 (b)                        1.10           2,600,000
                   RENSSELAER COUNTY IDA
                   (Rensselaer Polytechnic
                   Institute Project)
                   Series 97A
    3,500          2/01/22 (b)                         1.06           3,500,000
                   SUFFOLK COUNTY IDA
                   (ADP Inc. Project)
                   Series 97
    2,285          4/01/18 (b)                         1.29           2,285,000
                   SUFFOLK COUNTY IDA
                   (Bio-Botanica, Inc.)
                   Series 99
    3,780          12/01/19 (b)                        1.12           3,780,000
                   TRIBOROUGH BRIDGE &
                   TUNNEL AUTHORITY
                   Series 00A FSA
    2,300          1/01/31 (b)                         1.03           2,300,000
                   TRIBOROUGH BRIDGE &
                   TUNNEL AUTHORITY
                   Series 00D FSA
    7,680          1/01/31 (b)                         1.06           7,680,000
                   TRIBOROUGH BRIDGE &
                   TUNNEL AUTHORITY BAN
                   Series 02F
   11,800          11/01/32 (B)                        1.06          11,800,000
                   VESTAL
                   Series 03
    5,000          7/16/04                             1.05           5,001,418
                   WARREN & WASHINGTON
                   COUNTIES
                   (Glen at Hiland
                   Meadows Project)
                   Series 00
   10,430          12/15/30 (b)                        1.04          10,430,000
                   WESTCHESTER COUNTY
                   IDA
                   (Catharine Field Home)
                   Series 01
   14,645          1/01/31 (b)                         1.06          14,645,000
                   WESTCHESTER COUNTY
                   IDA
                   (Hunterbrook Ridge)
                   Series 01
      560          1/01/31 (b)                         1.06             560,000
                   WESTCHESTER COUNTY
                   IDA
                   (Levister Redevelopment)
                   Series 01A AMT
    3,000          8/01/33 (b)                         1.09           3,000,000
                                                                  -------------
                                                                    336,726,131
                                                                  -------------
                   Total Municipal Bonds
                   (amortized cost
                   $336,726,131)                                    336,726,131
                                                                  -------------
                   COMMERCIAL
                   PAPER-16.7%
                   NEW YORK-14.5%
                   CORNELL UNIVERSITY
    5,400          9/23/04                             1.12           5,400,000
                   LONG ISLAND POWER
                   AUTHORITY
                   Series CP-2
    4,800          8/10/04                             1.02           4,800,000
                   METROPOLITIAN TRANSIT
                   AUTHORITY BAN
                   (Transit Facility
                   Special Obligation)
                   Series CP-1A
    5,000          9/08/04                             0.98           5,000,000
                   METROPOLITIAN TRANSIT
                   AUTHORITY BAN
                   (Transit Facility
                   Special Obligation)
                   Series CP-1A
    5,000          9/13/04                             0.98           5,000,000
                   METROPOLITIAN TRANSIT
                   AUTHORITY BAN
                   (TRANSIT FACILITY
                   Special Obligation)
                   Series CP-1A
   10,000          9/01/04                             1.00          10,000,000

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


Principal
  Amount
   (000)           Security (a)                       Yield               Value
-------------------------------------------------------------------------------
                   NEW YORK CITY
                   MUNICIPAL WATER
                   AUTHORITY
                   Series 1
 $ 12,000          7/15/04                             1.07%        $12,000,000
                   NEW YORK CITY
                   MUNICIPAL WATER
                   AUTHORITY
                   Series 6
    3,000          7/15/04                             1.06           3,000,000
                   NEW YORK STATE
                   DORMITORY AUTHORITY
                   (Mt. Sinai School
                   of Medicine)
                   Series 00
    9,500          8/11/04                             1.06           9,500,000
                   NEW YORK STATE
                   POWER AUTHORITY
                   SERIES 2
    3,800          7/28/04                             1.07           3,800,000
                                                                  -------------
                                                                     58,500,000
                                                                  -------------
                   PUERTO RICO-2.2%
                   GOVERNMENT
                   DEVELOPMENT BANK
    9,100          8/23/04                             1.18           9,100,000
                                                                  -------------
                   Total Commercial Paper
                   (amortized cost
                   $67,600,000)                                      67,600,000
                                                                  -------------
                   TOTAL
                   INVESTMENTS-99.9%
                   (amortized cost
                   $404,326,131)                                    404,326,131
                   Other assets less
                   liabilities-0.1%                                     387,469
                                                                  -------------
                   NET
                   ASSETS-100%                                     $404,713,600
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT  - Alternative Minimum Tax
     BAN  - Bond Anticipation Note
     FGIC - Financial Guaranty Insurance Company
     FSA  - Financial Security Assurance Inc.
     GO   - General Obligation
     HFA  - Housing Finance Agency/Authority
     IDA  - Industrial Development Authority
     MFHR - Multi-Family Housing Revenue
     SWDR - Solid Waste Disposal Revenue
     TFA  - Transitional Finance Authority
     TAN  - Tax Anticipation Note
     XLCA - XL Capital Assurance
     See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $404,326,131)         $404,326,131
  Interest receivable                                                  673,692
  Receivable for investment securities sold                            500,000
                                                                  ------------
  Total assets                                                     405,499,823
                                                                  ------------
LIABILITIES
  Due to custodian                                                     186,371
  Advisory fee payable                                                 170,796
  Distribution fee payable                                              85,594
  Aministrative fee payable                                            209,201
  Accrued expenses                                                     134,261
                                                                  ------------
  Total liabilities                                                    786,223
                                                                  ------------
NET ASSETS                                                        $404,713,600
                                                                  ============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $4,047,775
  Additional paid-in capital                                       400,665,825
                                                                  ------------
                                                                  $404,713,600
                                                                  ============
NET ASSET VALUE PER SHARE
  (based on 404,777,536 shares outstanding)                              $1.00
                                                                         =====


See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                        $  4,683,410
EXPENSES
  Advisory fee (Note B)                             $2,381,896
  Distribution fee (Note C)                          1,190,948
  Administrative services (Note C)                     855,655
  Custodian fees                                       123,036
  Transfer agency (Note B)                              91,189
  Printing                                              39,607
  Audit and legal fees                                  36,557
  Registration fees                                     23,344
  Trustees' fees                                         2,900
  Miscellaneous                                         18,660
                                                  ------------
  Total expenses                                     4,763,792
  Less: expenses waived and reimbursed (Note C)       (357,070)
                                                  ------------
  Net expenses                                                       4,406,722
                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    276,688
                                                                  ============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


                                                   YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 2004   JUNE 30, 2003
                                                ==============   =============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      276,688   $   1,622,669
                                                --------------   -------------
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (276,688)     (1,622,669)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (82,019,342)    (56,874,235)
                                                --------------   -------------
  Total decrease                                   (82,019,342)    (56,874,235)
NET ASSETS
  Beginning of period                              486,732,942     543,607,177
                                                --------------   -------------
  End of period                                 $  404,713,600   $ 486,732,942
                                                ==============   =============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. No reimbursement was required for the year ended June 30, 2004.

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $47,022 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $1,190,948. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $357,070 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $855,655 of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2004, capital paid-in aggregated $404,713,600. Transactions, all at $1.00 per share, were as follows:


                                                  YEAR ENDED       YEAR ENDED
                                                   JUNE 30,         JUNE 30,
                                                     2004             2003
                                                ==============   ==============
Shares sold                                      1,112,126,121   1,103,136,696
Shares issued on reinvestments of dividends            276,688       1,622,669
Shares redeemed                                 (1,194,422,151) (1,161,633,600)
                                                --------------   -------------
Net decrease                                       (82,019,342)    (56,874,235)
                                                ==============   =============

FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                  YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .007         .027         .027
                                            -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
DIVIDENDS FROM NET INVESTMENT INCOME           (.001)       (.003)       (.007)       (.027)       (.027)
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                            ===========  ===========  ===========  ===========  ===========
TOTAL RETURN
Total investment return based on
net asset value (b)                             0.06%        0.32%        0.66%        2.78%        2.69%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $404,714     $486,733     $543,607     $875,496     $730,769
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.93%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.00%        1.03%        1.01%        1.01%        1.02%
  Net investment income (a)                     0.06%        0.32%        0.66%        2.73%        2.67%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN MUNICIPAL TRUST -
NEW YORK PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust
- New York Portfolio (the "Fund"), formerly Alliance Municipal Trust - New York Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL(1)


DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110


DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105


TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017


LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004

(1)  Member of the Audit Committee.

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                PORTFOLIOS
                                                                                 IN FUND            OTHER
    NAME, AGE, ADDRESS                         PRINCIPAL                         COMPLEX         DIRECTORSHIPS
      OF TRUSTEE                             OCCUPATION(S)                      OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                      DURING PAST 5 YEARS                   TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent         113             None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(Chairman of the Board)            registered investment adviser, with which
                                   he had been associated since prior to 1999.
                                   He was formerly Deputy Comptroller and
                                   Chief Investment Officer of the State of
                                   New York and, prior thereto, Chief Investment
                                   Officer of the New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation          14              None
Middleton Place Foundation,        and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has been
Charleston, SC 29414 (19)          associated with since prior to 1999. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,       14              None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890 (15)           President of The Common Fund (investment
                                   management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65              An author and financial journalist.              14              None
One Sutton Place South
New York, NY 10022 (12)

*    There is no stated term of office for the Fund's Trustees.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.

                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________


OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.


    NAME, ADDRESS*            POSITION(S) HELD                                PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                                   DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46        Chief Executive Officer          Executive Vice President of Alliance Capital Management Corporation
                                                          ("ACMC")** since 2001; prior thereto, Chief Executive Officer of
                                                          Sanford C. Bernstein & Co. LLC and its predecessor since prior to
                                                          1999.

Susan L. Matteson, 41    President                        Senior Vice President of AllianceBernstein Investment Research and
                                                          Management, Inc. ("ABIRM")** and President of Alliance Cash Management
                                                          Services with which she has been associated since prior to 1999.

Drew A. Biegel, 53       Senior Vice President            Vice President of ACMC** with which he has been associated since prior to 1999.

Patricia Ittner, 53      Senior Vice President            Vice President of ACMC** with which she has been associated since prior to 1999.

Robert I. Kurzweil, 53   Senior Vice President            Vice President of ABIRM** with which he has been associated since prior to 1999.

Doris T. Muller, 40      Senior Vice President            Vice President of ABIRM** with which she has been associated since prior to 1999.

William E. Oliver, 54    Senior Vice President            Senior Vice President of ACMC** with which he has been associated since prior to 1999.

Raymond J. Papera, 48    Senior Vice President            Senior Vice President of ACMC** with which he has been associated since prior to 1999.

William J. Fagan, 42     Vice President                   Assistant Vice President of ACMC** with which he has been associated since prior to 1999.

Linda N. Kelley, 44      Vice President                   Assistant Vice President of ACMC** with which she has been associated since prior to 1999.

Joseph R. LaSpina, 43    Vice President                   Senior Vice President of ABIRM** with which he has been associated since prior to 1999.

Eileen M. Murphy, 33     Vice President                   Vice President of ACMC** with which she has been associated since prior to 1999.

Maria C. Sazon, 38       Vice President                   Vice President of ACMC** with which she has been associated since prior to 1999.

Mark R. Manley, 41       Secretary                        Senior Vice President and Chief Compliance Officer of ACMC** with which he has been associated since prior to 1999.


                                            AllianceBernstein Municipal Trust -
                                                             New York Portfolio
_______________________________________________________________________________




    NAME, ADDRESS*            POSITION(S) HELD                                PRINCIPAL OCCUPATION
      AND AGE                     WITH FUND                                   DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53      Treasurer and Chief              Senior Vice President of Alliance Global Investor Services,
                         Financial Officer                Inc. ("AGIS")** and Vice President of ABIRM** with which he has been associated since prior to 1999.

Thomas R. Manley, 53     Controller                       Vice President of ACMC** with which he has been associated since prior to 1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

AllianceBernstein Municipal Trust - New York Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, cal toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[LOGO] AllianceBernstein (SM)
Investment Research and Management

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

AMTNYAR0604




-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MUNICIPAL TRUST
-CALIFORNIA PORTFOLIO
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


PORTFOLIO OF INVESTMENTS
June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

     PRINCIPAL
      AMOUNT
       (000)   SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------
               MUNICIPAL
               BONDS-83.3%
               CALIFORNIA-83.3%
               ABAG FINANCE AUTHORITY
               FOR NONPROFIT CORP.
               (California Hill Apts.)
               Series 02A AMT
$      6,200   12/15/32 (b)                          1.07%        $  6,200,000
               ALAMEDA COUNTY IDB
               (Ream Enterprises
               Project)
               Series A AMT
         650   11/01/20 (b)                          1.07              650,000
               ALAMEDA COUNTY IDR
               (Bema Electronic
               Manufacturing Project)
               Series 04A AMT
       2,200   4/01/34 (b)                           1.17            2,200,000
               ALAMEDA COUNTY IDR
               (JMS Family Partnership
               Project)
               Series 95A AMT
       2,630   10/01/25 (b)                          1.07            2,630,000
               BIG BEAR LAKE IDR
               (Southwest Gas Corp.)
               Series 93A AMT
       7,900   12/01/28 (b)                          1.11            7,900,000
               CALIFORNIA DEPARTMENT
               OF WATER RESOURCES
               POWER SUPPLY REVENUE
               BONDS
               Series 02C-15
       2,000   5/01/22 (b)                           1.06            2,000,000
               OF WATER RESOURCES
               POWER SUPPLY REVENUE
               BONDS
               (Power Supply Revenue)
               Series 02C-11
       4,000   5/01/22 (b)                           1.06            4,000,000
               CALIFORNIA DEPARTMENT
               OF WATER RESOURCES
               POWER SUPPLY REVENUE
               BONDS
               Series 02B-1
       3,650   5/01/22 (b)                           1.08            3,650,000
               CALIFORNIA DEPARTMENT
               OF WATER RESOURCES
               POWER SUPPLY REVENUE
               BONDS
               Series 02B-4
       3,200   5/01/22 (b)                           1.05            3,200,000
               CALIFORNIA ECONOMIC
               DEVELOPMENT FINANCING
               AUTHORITY IDR
               (Vortech Engineering,
               Inc. Project)
               Series 97 AMT
       2,540   9/01/22 (b)                           1.12            2,540,000
               CALIFORNIA
               INFRASTRUCTURE &
               ECONOMIC DEVELOPMENT
               BANK IDR
               (Bonny Doon Winery,
               Inc.)
               Series 00A AMT
       3,000   5/01/25 (b)                           1.15            3,000,000
               CALIFORNIA
               INFRASTRUCTURE &
               ECONOMIC DEVELOPMENT
               BANK IDR
               (Studio Moulding Project)
               Series 01A AMT
       2,900   12/01/26 (b)                          1.15            2,900,000
               CALIFORNIA
               INFRASTRUCTURE &
               ECONOMIC DEVELOPMENT
               BANK IDR
               (West Star Industries
               Project)
               Series 00A AMT
       1,980   7/01/26 (b)                           1.12            1,980,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Athens Disposal Co.,
               Inc.)
               Series 95A AMT
       2,600   1/01/16 (b)                           1.14            2,600,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Atlas Disposal
               Industries LLC)
               Series 99A AMT
       2,400   5/01/19 (b)                           1.19            2,400,000


1


PORTFOLIO OF INVESTMENTS  (continued)
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

     PRINCIPAL
      AMOUNT
       (000)   SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Bidart Family
               Partnership)
               Series 02 AMT
$      4,000   11/01/27 (b)                          1.15%        $  4,000,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (BLT Enterprises)
               Series 99A AMT
       3,015   4/01/14 (b)                           1.14            3,015,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Blue Line Transfer, Inc.)
               Series 99A AMT
       4,515   8/01/19 (b)                           1.14            4,515,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Burrtec Waste Industry
               Project)
               Series 02A AMT
       3,700   6/01/22 (b)                           1.14            3,700,000
               CONTROL FINANCE
               AUTHORITY
               (Burrtec Waste Project)
               Series 00A AMT
       6,020   6/01/20 (b)                           1.49            6,020,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Burrtec Waste Project)
               Series 97B AMT
       1,400   7/01/12 (b)                           1.49            1,400,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (California Waste
               Solutions)
               Series 02A AMT
       3,755   5/01/32 (b)                           1.14            3,755,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Carlos Echeverria &
               Sons)
               Series 02 AMT
       3,500   10/01/27 (b)                          1.17            3,500,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Contra Costa Waste
               Services)
               Series A AMT
       3,325   12/01/10 (b)                          1.14            3,325,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (CR & R, Inc. Project)
               Series 95A AMT
       3,620   10/01/10 (b)                          1.19            3,620,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (CR& R, Inc. Project)
               Series 00A AMT
       2,860   9/01/10 (b)                           1.19            2,860,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Edco Disposal Corp.
               Project)
               Series 96A AMT
       2,010   10/01/16 (b)                          1.14            2,010,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Greenteam of San Jose
               Project)
               Series 97A AMT
       1,440   8/01/12 (b)                           1.14            1,440,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               (Greenwaste Recovery)
               Series 99B AMT
       2,510   6/01/14 (b)                           1.19            2,510,000


2


                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

     PRINCIPAL
      AMOUNT
       (000)   SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Heritage Dairy Project)
               Series 02 AMT
$      1,500   10/01/27 (b)                          1.17%        $  1,500,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Marborg Industries
               Project)
               Series 02A AMT
       2,425   6/01/22 (b)                           1.14            2,425,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Norcal Waste Systems,
               Inc. Project)
               Series 01 AMT
       3,275   12/01/26 (b)                          1.14            3,275,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (P&D Dairy & Poso
               Creek Dairy)
               Series 03 AMT
       3,000   5/01/28 (b)                           1.17            3,000,000
               CONTROL FINANCE
               AUTHORITY
               (Placer County Eastern
               Sanitary)
               Series 03A AMT
       2,800   6/01/19 (b)                           1.14            2,800,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Sanco Services L.P.
               Project)
               Series 02A AMT
       3,855   11/01/32 (b)                          1.49            3,855,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (Santa Clara Valley
               Industries)
               Series 98A AMT
       1,195   3/01/18 (b)                           1.19            1,195,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (T & W Farms Project)
               Series 02 AMT
       3,070   11/01/27 (b)                          1.17            3,070,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (West Valley
               Manufacturing Project)
               Series 97A AMT
       1,620   6/01/12 (b)                           1.49            1,620,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY
               (West Valley Project)
               Series 00A AMT
       6,700   6/01/30 (b)                           1.49            6,700,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY SWDR
               (Ag Resources III Llc
               Project)
               Series 04 AMT
       2,780   5/01/34 (b)                           1.19            2,780,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY SWDR
               (Agrifab, Inc. Project)
               Series 03 AMT
       2,900   8/01/28 (b)                           1.14            2,900,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY SWDR
               (George Borba & Son
               Dairy)
               Series 03 AMT
       3,800   12/01/28 (b)                          1.17            3,800,000
               CALIFORNIA POLLUTION
               AUTHORITY SWDR
               (JDS Ranch Project)
               Series 03 AMT
       2,350   11/01/28 (b)                          1.17            2,350,000


3


PORTFOLIO OF INVESTMENTS (continued)
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

     PRINCIPAL
      AMOUNT
       (000)   SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY SWDR
               (Milk Time Dairy
               Farms Project)
               Series 02 AMT
$      1,400   11/01/27 (b)                          1.17%        $  1,400,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY SWDR
               (Mill Valley Refuse
               Service Project)
               Series 03A AMT
       3,060   7/01/28 (b)                           1.14            3,060,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY SWDR
               (Norcal Waste Systems,
               Inc. Project)
               Series 03A AMT
       4,000   7/01/26 (b)                           1.14            4,000,000
               CALIFORNIA POLLUTION
               CONTROL FINANCE
               AUTHORITY SWDR
               (Valley Vista Services
               Project)
               Series 03A AMT
       2,350   12/01/23 (b)                          1.14            2,350,000
               CALIFORNIA SCHOOL CASH
               RESERVE PROGRAM
               AUTHORITY
               (Pool Bonds)
               Series 03A
      10,000   7/06/04                               1.05           10,001,288
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Artefex Project)
               Series 97E AMT
       1,655   7/01/17 (b)                           1.42            1,655,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Biocol Investments)
               Series 97B AMT
         975   5/01/22 (b)                           1.42              975,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Cienega Gardens Apts.)
               Series 02V AMT
       6,000   10/01/33 (b)                          1.17            6,000,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Lake Merritt Apts.)
               Series 02R AMT
       3,700   10/01/33 (b)                          1.17            3,700,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Pacific Bearings Co.
               Project)
               Series 96L AMT
       1,285   10/01/06 (b)                          1.42            1,285,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Primary Color Project)
               Series 97F AMT
         390   7/01/04 (b)                           1.42              390,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Seminole Gardens Apts.)
               Series 02W AMT
       3,385   10/01/33 (b)                          1.17            3,385,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               (Trinity Children &
               Family)
               Series 02
       1,000   11/01/27 (b)                          1.05            1,000,000
               CALIFORNIA STATEWIDE
               COMMUNITY
               DEVELOPMENT AUTHORITY
               MFHR
               (Tyrella Gardens Apts.)
               Series 03B AMT
       3,100   6/01/36 (b)                           1.12            3,100,000
               CALIFORNIA STATEWIDE
               ECONOMIC DEVELOPMENT
               AUTHORITY
               (Pioneer Converting, Inc.)
               AMT
       1,200   4/01/16 (b)                           1.07            1,200,000


4


                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

     PRINCIPAL
      AMOUNT
       (000)   SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               CONTRA COSTA COP
               (Concord Healthcare
               Center)
               AMT
$      2,500   12/01/12 (b)                          1.13%        $  2,500,000
               DUBLIN HOUSING
               AUTHORITY MFHR
               (Park Sierra)
               Series 98A AMT
       6,900   6/01/28 (b)                           1.11            6,900,000
               EAST BAY MUNICIPAL
               UTILITY WATER SYSTEMS
               Series 02B FSA
       5,500   6/01/25 (b)                           1.02            5,500,000
               LOS ANGELES COMMUNITY
               REDEVELOPMENT AGENCY
               (Broadway Spring Center)
               Series 87 AMT
       7,900   7/01/12 (b)                           1.08            7,900,000
               LOS ANGELES COMMUNITY
               REDEVELOPMENT AGENCY
               MFHR
               (Views at 270)
               Series 03A AMT
       2,507   9/01/19 (b)                           1.14            2,506,869
               LOS ANGELES HOUSING
               AUTHORITY
               (Park Sierra Apts.
               Project)
               Series 86A AMT
       3,100   9/01/30 (b)                           1.10            3,100,000
               NORTHERN CALIFORNIA
               TRANSMISSION AGENCY
               Series 02A FSA
       7,545   5/01/24 (b)                           1.06            7,545,000
               RIVERSIDE COUNTY IDR
               (Cryogenic Project Issue)
               Series 89B AMT
       5,000   7/05/14 (b)                           1.11            5,000,000
               ROSEVILLE COUNTY HIGH
               SCHOOL DISTRICT COP
               (Northwest Roseville
               Land Project)
               Series 91
       1,255   8/01/06 (b)                           1.65            1,255,000
               SACRAMENTO MFHR
               (Freemont Mews Apts)
               Series 04D AMT
       4,750   11/01/38 (b)                          1.14            4,750,000
               SAN FRANCISCO MFHR
               (Carter Terrace Apts.)
               Series 02B AMT
      10,000   3/01/36 (b)                           1.14           10,000,000
               SAN FRANCISCO MFHR
               (Orlando Cepeda Place
               Apts.)
               Series 00D AMT
       6,615   11/01/33 (b)                          1.14            6,615,000
               SAN FRANCISCO
               REDEVELOPMENT AGENCY
               MFHR
               (Antonia Manor Apts.)
               Series 00E AMT
       2,850   12/01/33 (b)                          1.10            2,850,000
               SAN JOSE MFHR
               (Trestles Apts)
               Series 04A AMT
       3,650   3/01/37 (b)                           1.14            3,650,000
                                                                   248,363,157

               Total Municipal Bonds
               (amortized cost
               $248,363,157)                                       248,363,157

               COMMERCIAL
               PAPER-16.4%
               CALIFORNIA-13.7%
               CALIFORNIA STATE
               UNIVERSITY INSTITUTE
               (CP Notes)
               Series 01A
       4,500   7/21/04                               1.05            4,500,000
               CALIFORNIA STATE
               UNIVERSITY INSTITUTE
               (CP Notes)
               Series 01A
       1,735   8/05/04                               1.05            1,735,000
               LOS ANGELES COUNTY
               (Capital Asset Leasing
               Corp.)
               Series 97
       3,760   7/23/04                               1.07            3,760,000
               LOS ANGELES
               IMPROVEMENT CORP
               Series A-1
       2,000   8/10/04                               1.10            2,000,000
               ORANGE COUNTY WATER
               DISTRICT
               Series 97
       1,800   8/11/04                               1.05            1,800,000


5


PORTFOLIO OF INVESTMENTS (continued)
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

     PRINCIPAL
      AMOUNT
       (000)   SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               SAN FRANCISCO COUNTY
               TRANSPORTATION
               Series B
$      2,500   8/02/04                               1.03%        $  2,500,000
               SAN FRANCISCO PUBLIC
               UTILITY COMMISSION
               (Water Series)
       2,100   7/15/04                               1.00            2,100,000
               SAN GABRIEL VALLEY
               (Alameda Corridor
               Project)
               Series 01
      10,500   8/02/04                               0.98           10,500,000
               SAN JOSE FINANCE
               AUTHORITY
               (Lease Revenue CP
               Notes)
               Series 04
       2,500   10/04/04                              1.20            2,500,000
               VENTURA COUNTY PUBLIC
               FINANCE AUTHORITY
               (Lease Revenue CP
               Notes)
               Series 98
       9,500   8/13/04                               0.95            9,500,000
                                                                    40,895,000

               PUERTO RICO-2.7%
               PUERTO RICO
               GOVERNMENT
               DEVELOPMENT BANK
       8,000   8/23/04                               1.18            8,000,000

               Total Commercial Paper
               (amortized cost $48,895,000)                          48,895,000

               TOTAL INVESTMENTS-99.7%
               (amortized cost $297,258,157)                       297,258,157
               Other assets less liabilities-0.3%                      827,149

               NET ASSETS-100%                                  $  298,085,306

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT  - Alternative Minimum Tax
     COP  - Certificate of Participation
     FSA  - Financial Security Assurance
     IDB  - Industrial Development Board
     IDR  - Industrial Development Revenue
     MFHR - Multi-Family Housing Revenue
     SWDR - Solid Waste Disposal Revenue

     See notes to financial statements.


6


STATEMENT OF ASSETS & LIABILITIES
June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $297,258,157)       $  297,258,157
  Receivable for investment securities sold                          1,360,000
  Interest receivable                                                  532,727
  Receivable for capital stock sold                                     16,993
  Total assets                                                     299,167,877

LIABILITIES
  Due to custodian                                                     679,389
  Advisory fee payable                                                 131,575
  Distribution fee payable                                              59,954
  Administrative fee payable                                           140,555
  Accrued expenses                                                      71,098
  Total liabilities                                                  1,082,571

NET ASSETS                                                      $  298,085,306

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $    2,981,409
  Additional paid-in capital                                       295,140,549
  Accumulated net realized loss on investment transactions             (36,652)
                                                                $  298,085,306
NET ASSET VALUE PER SHARE
  (based on 298,140,931 shares outstanding)                              $1.00

See notes to financial statements.


7


STATEMENT OF OPERATIONS
Year Ended June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $  3,246,503

EXPENSES
  Advisory fee (Note B)                           $  1,516,593
  Distribution fee (Note C)                            758,296
  Administrative service (Note C)                      586,002
  Transfer agency (Note B)                              91,060
  Custodian fees                                        87,668
  Registration fees                                     48,303
  Audit and legal fees                                  26,569
  Printing                                              15,639
  Trustees' fees                                         2,400
  Miscellaneous                                         25,249
  Total expenses                                     3,157,779
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (218,183)
  Net expenses                                                       2,939,596

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $    306,907


See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

                                                   YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 2004   JUNE 30, 2003
                                                 -------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                             $  306,907    $  1,403,374
  Net realized gain on investment transactions              -0-          5,316
  Net increase in net assets from operations           306,907       1,408,690

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (306,907)     (1,403,374)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                            (27,677,575)    (76,511,464)
  Total decrease                                   (27,677,575)    (76,506,148)

NET ASSETS
  Beginning of period                              325,762,881     402,269,029
  End of period                                 $  298,085,306  $  325,762,881


See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, toshareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $124,593.


10


NOTES TO FINANCIAL STATEMENTS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), awholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $35,093 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $758,296. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $93,590 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $586,002, of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $36,652, which expires in 2009. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2004, capital paid-in aggregated $298,121,958. Transactions, all at $1.00 per share, were as follows:

                                                    YEAR ENDED      YEAR ENDED
                                                     JUNE 30,        JUNE 30,
                                                       2004            2003
                                                   -----------    ------------
Shares sold                                        526,643,803     524,829,270
Shares issued on reinvestment of dividends             306,907       1,403,374
Shares redeemed                                   (554,628,285)   (602,744,108)
Net decrease                                       (27,677,575)    (76,511,464)


11


FINANCIAL HIGHLIGHTS
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .001(a)      .004(a)      .009         .024         .024

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.004)       (.009)       (.024)       (.024)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based
  on net asset value (b)                        0.10%        0.42%        0.89%        2.48%        2.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
    (000's omitted)                         $298,085     $325,763     $402,269     $618,398     $931,993
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.97%        1.00%        0.98%        0.98%        0.97%
  Expenses, before waivers and
    reimbursements                              1.04%        1.05%        0.98%        0.98%        0.97%
  Net investment income                         0.10%(a)     0.42%(a)     0.92%        2.49%        2.38%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


12


REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM
                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CALIFORNIA PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust-California Portfolio (the "Fund"), formerly Alliance Municipal Trust - California Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on atest basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


13


                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)

OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY,  SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


14


                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                       PORTFOLIOS
                                                                                         IN FUND        OTHER
NAME, AGE, ADDRESS                                PRINCIPAL                              COMPLEX    DIRECTORSHIPS
   OF TRUSTEE                                   OCCUPATION(S)                          OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                          DURING PAST 5 YEARS                         TRUSTEE       TRUSTEE
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES

William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent               113            None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(CHAIRMAN OF THE BOARD)            registered investment adviser, with which
                                   he had been associated since prior to 1999. He
                                   was formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation                14             None
Middleton Place Foundation         and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has been
Charleston, SC 29414 (19)          associated with since prior to 1999. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,             14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(15)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65              An author and financial journalist.                    14             None
One Sutton Place South
New York, NY 10022 (12)


*   There is no stated term of office for the Fund's Trustees.

#   Member of the Audit Committee.

+   Member of the Nominating Committee.


15


                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.

NAME, ADDRESS*                POSITION(S) HELD                           PRINCIPAL OCCUPATION
   AND AGE                        WITH FUND                              DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46             Chief Executive Officer       Executive Vice President of Alliance Capital
                                                            Management Corporation ("ACMC")** since 2001;
                                                            prior thereto, Chief Executive Officer of Sanford C.
                                                            Bernstein & Co. LLC and its predecessor since prior
                                                            to 1999.

Susan L. Matteson, 41         President                     Senior Vice President of AllianceBernstein Investment
                                                            Research and Management, Inc. ("ABIRM")** and
                                                            President of Alliance Cash Management Services with
                                                            which she has been associated since prior to 1999.

Drew A. Biegel, 53            Senior Vice President         Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.

Patricia Ittner, 53           Senior Vice President         Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Robert I. Kurzweil, 53        Senior Vice President         Vice President of ABIRM** with which he has been
                                                            associated since prior to 1999.

Doris T. Muller, 40           Senior Vice President         Vice President of ABIRM** with which she has been
                                                            associated since prior to 1999.

William E. Oliver, 54         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

Raymond J. Papera, 48         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

William J. Fagan, 42          Vice President                Assistant Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

Linda N. Kelley, 44           Vice President                Assistant Vice President of ACMC** with which she has
                                                            been associated since prior to 1999.

Joseph R. LaSpina, 43         Vice President                Senior Vice President of ABIRM** with which he has
                                                            been associated since prior to 1999.

Eileen M. Murphy, 33          Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Maria C. Sazon, 38            Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Mark R. Manley, 41            Secretary                     Senior Vice President and Chief Compliance Officer of
                                                            ACMC** with which he has been associated since prior
                                                            to 1999.


16


                                           AllianceBernstein Municipal Trust -
                                                           California Portfolio
_______________________________________________________________________________


NAME, ADDRESS*                POSITION(S) HELD                           PRINCIPAL OCCUPATION
   AND AGE                        WITH FUND                              DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53           Treasurer and Chief           Senior Vice President of Alliance Global Investor
                              Financial Officer             Services, Inc. ("AGIS")** and Vice President of
                                                            ABIRM** with which he has been associated since
                                                            prior to 1999.

Thomas R. Manley, 53          Controller                    Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and isavailable without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


17


AllianceBernstein Municipal Trust - California Portfolio
1345 Avenue of the Americas, New York, NY10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


ABMTCAAR0604




-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MUNICIPAL TRUST
-CONNECTICUT PORTFOLIO
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004



PORTFOLIO OF INVESTMENTS
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
    (000)      SECURITY(a)                          YIELD                VALUE
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-82.1%
               ARKANSAS-1.7%
               ARKANSAS DEVELOPMENT
               FINANCE AUTHORITY IDR
               (Riceland Foods, Inc. Project)
               Series 99B AMT
$      2,000   11/01/10 (b)                          1.38%        $  2,000,000
               CALIFORNIA-0.9%
               LOS ANGELES DEPT OF
               WTR & PWR REV
               Series 01B-3
       1,000   7/01/34 (b)                           1.09            1,000,000

               CONNECTICUT-73.0%
               CONNECTICUT
               DEVELOPMENT AUTHORITY
               (Central Vermont Public
               Service)
               Series 85
       1,000   12/01/15 (b)                          1.20            1,000,000
               CONNECTICUT
               DEVELOPMENT AUTHORITY
               (Independent Living)
               Series 90
       6,815   7/01/15 (b)                           1.06            6,815,000
               CONNECTICUT
               DEVELOPMENT AUTHORITY
               (Learjet, Inc.)
               Series 01
       3,100   4/01/26 (B)                           1.10            3,100,000
               CONNECTICUT
               DEVELOPMENT AUTHORITY
               (Northeast Foods, Inc.)
               Series 98 AMT
       3,700   6/01/13 (b)                           1.20            3,700,000
               CONNECTICUT
               DEVELOPMENT AUTHORITY
               (Pierce Memorial Baptist
               Home)
               Series 99
       3,845   10/01/28 (b)                          1.03            3,845,000
               CONNECTICUT
               DEVELOPMENT AUTHORITY
               SWR
               (Rand Whitney Project)
               Series 93 AMT
       8,700   8/01/23 (b)                           1.13            8,700,000
               CONNECTICUT GO
               Series 01A
       6,085   2/15/21 (b)                           1.11            6,085,000
               CONNECTICUT GO
               Series 97B
       5,000   5/15/14 (b)                           1.05            5,000,000
               CONNECTICUT HEFA
               (Ascension Health Credit
               Group)
               Series 99B
       4,000   11/15/29 (b)                          1.06            4,000,000
               CONNECTICUT HEFA
               (Covenant Retirement)
               Series 99A
       2,380   12/01/29 (b)                          1.04            2,380,000
               CONNECTICUT HEFA
               (Hartford Hospital)
               Series 00B
       2,300   7/01/30 (b)                           1.04            2,300,000
               CONNECTICUT HEFA
               (King & Low/Heywood
               School)
               Series 03A
       3,000   7/01/33 (b)                           1.08            3,000,000
               CONNECTICUT HEFA
               (Middlesex Hospital)
               Series 01J
       1,190   7/01/26 (b)                           1.06            1,190,000
               CONNECTICUT HEFA
               (Williams School)
               Series 01
       5,380   7/01/31 (b)                           1.14            5,380,000
               CONNECTICUT HFA
               (Housing Mortgage
               Finance Program)
               Series 01D-3 AMT
               AMBAC
       2,500   5/15/33 (b)                           1.09            2,500,000
               CONNECTICUT HFA
               (Mortgage Finance
               Program)
               Series 02B
               AMT AMBAC
       7,800   5/15/33 (b)                           1.09            7,800,000
               CONNECTICUT IDA
               (Lapham-Hickey Steel
               Corp.)
               Series 00
       1,700   9/01/25 (b)                           1.15            1,700,000


1


PORTFOLIO OF INVESTMENTS
(continued)
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
    (000)      SECURITY(a)                          YIELD                VALUE
-------------------------------------------------------------------------------

               CONNECTICUT SPECIAL
               TAX OBLIGATION
               (Transitional
               Infrastructure)
               Series 02A
$      2,000   9/01/04                               1.07%        $  2,003,114
               FAIRFIELD BAN
               Series 03
       4,000   7/29/04                               1.50            4,001,310
               HARTFORD
               REDEVELOPMENT AGENCY
               MFHR
               (Underwood Towers
               Project)
               Series 90 FSA
       7,000   6/01/20 (b)                           1.07            7,000,000
               NEW CANAAN HOUSING
               AUTHORITY
               (Village at Waveny Care
               Center)
               Series 02
       1,040   1/01/22 (b)                           1.08            1,040,000
               NORTH CANAAN HOUSING
               AUTHORITY
               (Geer Woods Project)
               Series 01
       2,000   8/01/31 (b)                           1.06            2,000,000
                                                                    84,539,424

               MINNESOTA-1.6%
               NORTHFIELD MFHR
               (Summerfield
               Investments)
               Series 03 AMT
       1,850   4/01/33 (b)                           1.25            1,850,000
               NEW YORK-0.9%
               NEW YORK ST JOB DEV. AUTH
               Series 92A-1-25 AMT
       1,000   3/01/07 (b)                           1.07            1,000,000

               PENNSYLVANIA-0.9%
               ALLEGHENY COUNTY IDA
               (United Jewish Federation
               Project)
               Series 96A
         600   10/01/26 (b)                          1.09              600,000
               PHILADELPHIA IDA
               (Settlement Music School
               Project)
               Series 04
         500   3/01/29 (b)                           1.13              500,000
                                                                     1,100,000

               PUERTO RICO-0.9%
               PUERTO RICO
               COMMONWEALTH
               HIGHWAY &
               TRANSPORTATION
               AUTHORITY
               Series 98A AMBAC
       1,000   7/01/28 (b)                           1.00            1,000,000

               TEXAS-2.2%
               HARRIS CNTY HLTH FACS
               DEV CORP
               (Methodist Hospital)
               Series 02
       2,500   12/01/32 (b)                          1.10            2,500,000

               Total Municipal Bonds
               (amortized cost
               94,989,424)                                          94,989,424

               COMMERCIAL
               PAPER-17.4%
               CONNECTICUT-6.0%
               CONNECTICUT HEFA
               (Yale University)
               Series S-2
       2,500   9/10/04                               0.99            2,500,000
               CONNECTICUT HEFA
               (Yale University)
               Series S-2
       3,000   8/06/04                               1.09            3,000,000
               NEW HAVEN GO
               Series 02A
       1,500   8/02/04                               0.95            1,500,000
                                                                     7,000,000

               FLORIDA-4.3%
               FLORIDA LOCAL
               GOVERNMENT FINANCE
               COMMISSION
               Series A
       2,000   9/08/04                               1.00            2,000,000


2


                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
    (000)      SECURITY(a)                          YIELD                VALUE
-------------------------------------------------------------------------------

               SARASOTA PUBLIC
               HOSPITAL DISTRICT
               (Sarasota Memorial
               Hospital)
               Series C
$      3,000   7/20/04                               1.07%        $  3,000,000
                                                                     5,000,000

               KENTUCKY-3.9%
               PENDLETON COUNTY
               (Kentucky Association
               of County Leasing)
       4,500   8/09/04                               1.14            4,500,000

               PUERTO RICO-1.3%
               PUERTO RICO
               GOVERNMENT
               DEVELOPMENT BANK
               Series 96
       1,500   8/23/04                               1.18            1,500,000

               TEXAS-1.0%
               PORT ARTHUR NAVAL
               DISTRICT OF JEFFERSON
               COUNTY
               (BASF Corp.)
       1,200   8/02/04                               1.07            1,200,000

               WASHINGTON-0.9%
               PORT OF SEATTLE
               Series 01B-1 AMT
       1,000   8/02/04                               1.02            1,000,000

               Total Commercial Paper
               (amortized cost $20,200,000)                         20,200,000

               TOTAL INVESTMENTS -99.5%
               (amortized cost $115,189,424)                       115,189,424
               Other assets less liabilities-0.5%                      535,054

               NET ASSETS-100%                                  $  115,724,478


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMBAC - American Municipal Bond Assurance Corporation
     AMT   - Alternative Minimum Tax
     BAN   - Bond Anticipation Note
     FSA   - Financial Security Assuarance Inc
     GO    - General Obligation
     HEFA  - Health & Educational Facility Authority
     HFA   - Housing Finance Agency/Authority
     IDA   - Industrial Development Authority
     IDR   - Industrial Development Revenue
     MFHR  - Multi-Family Housing Revenue
     SWR   - Solid Waste Revenue

     See notes to financial statements.


3


STATEMENT OF ASSETS &LIABILITIES
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $115,189,424)       $  115,189,424
  Receivable for investment securities sold                            635,000
  Interest receivable                                                  188,269
  Receivable for capital stock sold                                        371
  Total assets                                                     116,013,064

LIABILITIES
  Due to custodian                                                     128,254
  Advisory fee payable                                                  26,335
  Distribution fee payable                                              21,448
  Payable for capital stock redeemed                                       371
  Administrative fee payable                                            65,824
  Accrued expenses                                                      46,354
  Total liabilities                                                    288,586

NET ASSETS                                                      $  115,724,478

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $    1,157,541
  Additional paid-in capital                                       114,566,947
  Accumulated net realized loss on investment transactions                 (10)

                                                                $  115,724,478
NET ASSET VALUE PER SHARE
  (based on 115,754,080 shares outstanding)                              $1.00


See notes to financial statements.


4


STATEMENT OF OPERATIONS
Year Ended June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $ 1,153,359

EXPENSES
  Advisory fee (Note B)                             $  575,096
  Distribution fee (Note C)                            287,548
  Administrative services (Note C)                     270,409
  Custodian fees                                        94,593
  Audit and legal fees                                  35,362
  Transfer agency (Note B)                              31,440
  Registration fees                                     14,696
  Printing                                              10,038
  Trustees' fees                                         2,653
  Miscellaneous                                          6,147
  Total expenses                                     1,327,982
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (248,915)
  Net expenses                                                       1,079,067

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    74,292


See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

                                               YEAR ENDED           YEAR ENDED
                                             JUNE 30, 2004        JUNE 30, 2003
                                            --------------       --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                     $      74,292        $     384,668
  Net realized loss on
    investment transactions                            -0-                 (10)
  Net increase in net
    assets from operations                         74,292              384,658

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                           (74,292)            (384,668)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net decrease (Note E)                        (1,187,146)         (15,274,841)
  Total decrease                               (1,187,146)         (15,274,851)

NET ASSETS
  Beginning of period                         116,911,624          132,186,475
  End of period                             $ 115,724,478        $ 116,911,624


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $177,789.


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $287,548. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $71,126 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $270,409, of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $10 which expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax. For the year ended June 30, 2004, the capital loss carryforward expired was $2,026. During the current fiscal year the Portfolio had a permanent difference due to expired capital loss carryforwards. This entry resulted in a reclassification from accumulated net realized loss on investment transactions to additional paid in capital. This reclassification had no effect on net assets.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2004, capital paid-in aggregated $115,724,488. Transactions, all at $1.00 per share, were as follows:

                                               YEAR ENDED           YEAR ENDED
                                                JUNE 30,             JUNE 30,
                                                  2004                 2003
                                               ----------          -----------
Shares sold                                   292,039,855          279,909,175
Shares issued on reinvestment
  of dividends                                     74,292              384,668
Shares redeemed                              (293,301,293)        (295,568,684)
Net decrease                                   (1,187,146)         (15,274,841)


8


FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                 YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .006         .026         .026

LESS: DIVIDENDS
Dividends from net
  investment income                            (.001)       (.003)       (.006)       (.026)       (.026)
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

TOTAL RETURN
Total investment return based
  on net asset value (b)                        0.06%        0.31%        0.64%        2.68%        2.66%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $115,724     $116,912     $132,186     $182,297     $161,000
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.94%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.15%        1.13%        1.08%        1.04%        1.07%
  Net investment income (a)                     0.06%        0.30%        0.68%        2.62%        2.63%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


9


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN MUNICIPAL TRUST -
CONNECTICUT PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust
- Connecticut Portfolio (the "Fund"), formerly Alliance Municipal Trust - Connecticut Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


10


                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)

OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY,  SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


11


                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                       PORTFOLIOS
                                                                                        IN FUND        OTHER
 NAME, AGE, ADDRESS                                  PRINCIPAL                         COMPLEX     DIRECTORSHIPS
    OF TRUSTEE                                     OCCUPATION(S)                     OVERSEEN BY      HELD BY
 (YEARS OF SERVICE*)                            DURING PAST 5 YEARS                    TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES
----------------------

William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent               113            None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(CHAIRMAN OF THE BOARD)            registered investment adviser, with which
                                   he had been associated since prior to 1999. He
                                   was formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation                14             None
Middleton Place Foundation         and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has been
Charleston, SC 29414 (19)          associated with since prior to 1999. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,             14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(15)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65              An author and financial journalist.                    14             None
One Sutton Place South
New York, NY 10022 (12)


*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


12


                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.

   NAME, ADDRESS*                POSITION(S) HELD                        PRINCIPAL OCCUPATION
      AND AGE                       WITH FUND                            DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46             Chief Executive Officer       Executive Vice President of Alliance Capital
                                                            Management Corporation ("ACMC")** since 2001;
                                                            prior thereto, Chief Executive Officer of Sanford C.
                                                            Bernstein & Co. LLC and its predecessor since prior
                                                            to 1999.

Susan L. Matteson, 41         President                     Senior Vice President of AllianceBernstein Investment
                                                            Research and Management, Inc. ("ABIRM")** and
                                                            President of Alliance Cash Management Services with
                                                            which she has been associated since prior to 1999.

Drew A. Biegel, 53            Senior Vice President         Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.

Patricia Ittner, 53           Senior Vice President         Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Robert I. Kurzweil, 53        Senior Vice President         Vice President of ABIRM** with which he has been
                                                            associated since prior to 1999.

Doris T. Muller, 40           Senior Vice President         Vice President of ABIRM** with which she has been
                                                            associated since prior to 1999.

William E. Oliver, 54         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

Raymond J. Papera, 48         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

William J. Fagan, 42          Vice President                Assistant Vice President of ACMC** with which he
                                                            has been associated since prior to 1999.

Linda N. Kelley, 44           Vice President                Assistant Vice President of ACMC** with which she
                                                            has been associated since prior to 1999.

Joseph R. LaSpina, 43         Vice President                Senior Vice President of ABIRM** with which he has
                                                            been associated since prior to 1999.

Eileen M. Murphy, 33          Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Maria C. Sazon, 38            Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Mark R. Manley, 41            Secretary                     Senior Vice President and Chief Compliance Officer of
                                                            ACMC** with which he has been associated since prior
                                                            to 1999.


13


                                            AllianceBernstein Municipal Trust -
                                                          Connecticut Portfolio
_______________________________________________________________________________

   NAME, ADDRESS*                POSITION(S) HELD                        PRINCIPAL OCCUPATION
      AND AGE                       WITH FUND                            DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53           Treasurer and Chief           Senior Vice President of Alliance Global Investor
                              Financial Officer             Services, Inc. ("AGIS")** and Vice President of
                                                            ABIRM** with which he has been associated since
                                                            prior to 1999.

Thomas R. Manley, 53          Controller                    Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


14


AllianceBernstein Municipal Trust - Connecticut Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] ALLIANCEBERNSTEIN (SM)
INVESTMENT RESEARCH AND MANAGEMENT


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ABMTCTAR0604




-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MUNICIPAL TRUST
-NEW JERSEY PORTFOLIO
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


PORTFOLIO OF INVESTMENTS
June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
     (000)     SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-80.7%
               ALASKA-1.5%
               VALDEZ MARINE
               TERMINAL
               (BP Amoco)
               Series 03B
$      3,000   7/01/37 (b)                           1.10%        $  3,000,000
               COLORADO-0.7%
               COLORADO HFA
               (Corey Building Project)
               Series 04A AMT
       1,530   2/01/29 (b)                           1.20            1,530,000

               ILLINOIS-0.5%
               ILLINOIS DEVELOPMENT
               FINANCE AUTHORITY
               (Adrora Central Catholic
               High School)
               Series 94
       1,000   4/01/24 (b)                           1.35            1,000,000

               MINNESOTA-0.8%
               MONTROSE IDR
               (Lyman Lumber
               Company Project)
               Series 01 AMT
       1,675   5/01/26 (b)                           1.18            1,675,000

               NEW JERSEY-68.2%
               ATLANTIC CITY
               IMPROVEMENT AUTHORITY
               (Pooled Govt. Loan
               Program)
               Series 86
       2,800   7/01/26 (b)                           1.03            2,800,000
               BERGEN COUNTY
               IMPROVEMENT AUTHORITY
               (Kentshire Apts. Project)
               Series 01 AMT
       6,000   3/15/34 (b)                           1.07            6,000,000
               BURLINGTON COUNTY
               (County College)
               Series 03A
       1,910   7/15/04                               1.13            1,911,366
               JEFFERSON TOWNSHIP BAN
               Series 03
       4,000   7/09/04                               1.06            4,000,377
               JERSEY CITY
               REDEVELOPMENT AGENCY
               (Dixon Mill Apts. Project)
               Series 00A
       4,135   5/15/30 (b)                           1.03            4,135,000
               MIDDLESEX COUNTY
               IMPROVEMENT AUTHORITY
               (Woodbridge Township
               Project)
               Series 04
       3,000   1/26/05                               1.16            3,014,219
               MONMOUTH COUNTY
               IMPROVEMENT AUTHORITY
               (Pooled Govt. Loan Prog.)
               Series 86
       2,600   8/01/16 (b)                           0.98            2,600,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Bancroft Neurohealth
               Project)
               Series 02
       2,105   11/01/27 (b)                          1.05            2,105,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Economic Growth-Kirker
               Ent.)
               Series 96 AMT
         300   1/01/05 (b)                           1.06              300,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Economic Growth-Mona
               Industries)
               Series 96 AMT
       1,800   1/01/16 (b)                           1.06            1,800,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Encap Golf Holdings
               LLC PROJECT)
               Series 04 AMT
       8,000   2/01/16 (b)                           1.07            8,000,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Gardens Winchester)
               Series 04B
       2,500   11/01/31 (b)                          1.08            2,500,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Geriatric Services
               Housing Corp., Inc.)
               Series 01
       2,000   11/01/31 (b)                          1.07            2,000,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Intl Processing Corp.)
               Series 01 AMT
       1,750   10/01/23 (b)                          1.15            1,750,000


1


PORTFOLIO OF INVESTMENTS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
     (000)     SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Marina Energy LLC)
               Series 01A AMT
$      8,500   9/01/31 (b)                           1.08%        $  8,500,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Port Newark Container
               LLC)
               Series 03 AMT
       5,600   7/01/30 (b)                           1.12            5,600,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Presbyterian Homes)
               Series 02B
       5,000   12/01/32 (b)                          1.08            5,000,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Republic Services, Inc.)
               Series 01 AMT
       8,000   9/01/13 (b)                           1.04            8,000,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Stone Brothers Secaucus
               LLC)
               Series 01 AMT
       1,660   9/01/21 (b)                           1.13            1,660,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (The Homasote Co.
               Project)
               Series 96-E AMT
       1,475   11/01/06 (b)                          1.16            1,475,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Thermal Energy Ltd.
               Partnership)
               Series 95 AMT
       3,000   12/01/09 (b)                          1.05            3,000,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Thermal Energy Ltd.)
               AMT
       5,500   12/01/31 (b)                          1.05            5,500,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Vahariolos Partners
               Project)
               Series H AMT
       1,475   11/01/16 (b)                          1.16            1,475,000
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               PCR
               (Exxon Project)
               Series 89
       5,700   4/01/22 (b)                           0.98            5,700,000
               NEW JERSEY EDUCATIONAL
               FACILITIES AUTHORITY
               (Princeton University)
               Series 01B
       2,000   7/01/21 (b)                           1.10            2,000,000
               NEW JERSEY HEALTH
               CARE FACILITIES
               (Bayshore Community
               Health)
               Series 04A-1
       2,000   7/01/14 (b)                           1.07            2,000,000
               NEW JERSEY HEALTH
               CARE FACILITIES
               (RWJ Health Care Corp.)
               Series 02
      10,100   7/01/32 (b)                           1.11           10,100,000
               NEW JERSEY HEALTH
               CARE FACILITIES
               (St. Peter's University
               Hospital)
               Series 00B
       8,400   7/01/30 (b)                           1.04            8,400,000
               NEW JERSEY HEALTH
               CARE FACILITIES
               Series 04A-3
       2,000   7/01/35 (b)                           1.03            2,000,000
               NEW JERSEY STATE
               MFHR
               (Single Family Housing
               Bond)
               Series 03B
       3,000   10/01/04                              1.10            3,000,000
               NEW JERSEY TURNPIKE
               AUTHORITY
               (Turnpike Revenue Bond)
               Series 03 C-1 FSA
      11,700   1/01/24 (b)                           1.02           11,700,000
               NEW JERSEY TURNPIKE
               AUTHORITY
               (Turnpike Revenue Bond)
               Series 03-1 FSA
       8,800   1/01/24 (b)                           1.02            8,800,000


2


                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
     (000)     SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               SALEM COUNTY PCR
               (Dupont Corp.)
               Series 82A
$      2,400   3/01/12 (b)                           1.15%        $  2,400,000
                                                                   139,225,962

               NEW MEXICO-2.4%
               HURLEY PCR
               (Kennecott Santa Fe)
               Series 85
       4,850   12/01/15 (b)                          1.10            4,850,000

               NEW YORK-4.4%
               NEW YORK CITY TFA
               (Future Tax Secured)
               Series 01C
       5,000   2/01/32 (b)                           1.03            5,000,000
               NEW YORK HFA
               (Worth St.)
               Series 01A AMT
       4,000   5/15/33 (b)                           1.07            4,000,000
                                                                     9,000,000

               OHIO-1.2%
               LICKING COUNTY HEALTH
               CARE FACILITIES
               (Ref & Impt-Kendal)
               Series 03
       1,000   11/01/33 (b)                          1.08            1,000,000
               OHIO SWDR
               (BP Amoco)
               Series 00 AMT
       1,500   8/01/34 (b)                           1.13            1,500,000
                                                                     2,500,000

               WISCONSIN-1.0%
               APPLETON IDR
               (Great Northern
               Corporation Project)
               SERIES 02A AMT
       2,000   9/01/19 (b)                           1.10            2,000,000

               Total Municipal Bonds
               (amortized cost
               $164,780,962)                                       164,780,962

               COMMERCIAL PAPER-19.4%
               INDIANA-2.0%
               INDIANAPOLIS AIRPORT
               (Subordinate CP Notes)
               Series 99 AMT
       4,000   8/11/04                               1.08            4,000,000

               MASSACHUSETTS-1.3%
               MASSACHUSETTS STATE
               DEVELOPMENT FINANCE
               AGENCY (Program 3)
       2,750   8/12/04                               1.05            2,750,000

               MINNESOTA-1.0%
               ST. PAUL METROPOLITAN
               AIRPORT
               (Subordinate Revenue Notes)
               Series A
       2,000   7/21/04                               1.07            2,000,000

               NEW JERSEY-6.9%
               NEW JERSEY ECONOMIC
               DEVELOPMENT AUTHORITY
               (Chamber Cogeneration)
               Series 91 AMT
       5,000   8/09/04                               1.07            5,000,000
               NEW JERSEY EDUCATIONAL
               FACILITIES AUTHORITY
               (Princeton University)
               Series 97A
       4,000   8/16/04                               1.10            4,000,000
               NEW JERSEY EDUCATIONAL
               FACILITIES AUTHORITY
               (Princeton University)
               Series 97A
       5,000   8/26/04                               1.10            5,000,000
                                                                    14,000,000

               NEW YORK-4.9%
               PORT AUTHORITY OF NEW
               YORK & NEW JERSEY AMT
       3,000   8/12/04                               1.05            3,000,000
               PORT AUTHORITY OF NEW
               YORK & NEW JERSEY AMT
       7,000   8/13/04                               1.06            7,000,000
                                                                    10,000,000

               PUERTO RICO-2.2%
               GOVERNMENT
               DEVELOPMENT BANK
       4,500   8/23/04                               1.18            4,500,000


3


PORTFOLIO OF INVESTMENTS
(continued)
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

   PRINCIPAL
    AMOUNT
     (000)     SECURITY (a)                         YIELD             VALUE
-------------------------------------------------------------------------------

               TEXAS-1.1%
               PORT ARTHUR NAVAL
               DISTRICT OF JEFFERSON
               COUNTY
               (BASF Corp.)
$      2,300   8/02/04                               1.07%       $   2,300,000

               Total Commercial Paper
               (amortized cost $39,550,000)                         39,550,000

               TOTAL INVESTMENTS-100.1%
               (amortized cost $204,330,962)                       204,330,962
               Other assets less liabilities-(0.1%)                   (135,367)

               NET ASSETS-100%                                   $ 204,195,595


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT  - Alternative Minimum Tax
     BAN  - Bond Anticipation Note
     HFA  - Housing Finance Agency/Authority
     IDR  - Industrial Development Revenue
     MFHR - Multi-Family Housing Revenue
     PCR  - Pollution Control Revenue
     SWDR - Solid Waste Disposal Revenue
     TFA  - Transitional Finance Authority

     See notes to financial statements.


4


STATEMENT OF ASSETS & LIABILITIES
June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $204,330,962)        $ 204,330,962
  Receivable for investment securities sold                            400,000
  Interest receivable                                                  310,398
  Total assets                                                     205,041,360

LIABILITIES
  Due to custodian                                                     527,005
  Advisory fee payable                                                  75,742
  Distribution fee payable                                              42,507
  Administrative fee payable                                           117,414
  Accrued expenses                                                      83,097
  Total liabilities                                                    845,765

NET ASSETS                                                       $ 204,195,595

COMPOSITION OF NET ASSETS
  Capital stock, at par                                          $   2,041,956
  Additional paid-in capital                                       202,153,639
                                                                 $ 204,195,595

NET ASSET VALUE PER SHARE
  (based on 204,195,595 shares outstanding)                              $1.00


See notes to financial statements.


5


STATEMENT OF OPERATIONS
Year Ended June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $  2,452,796

EXPENSES
  Advisory fee (Note B)                            $ 1,218,944
  Distribution fee (Note C)                            609,472
  Administrative services (Note C)                     489,091
  Custodian fees                                        93,301
  Transfer agency (Note B)                              74,196
  Audit and legal fees                                  41,095
  Registration fees                                     31,523
  Printing                                              26,855
  Trustees' fees                                         2,600
  Miscellaneous                                         22,485
  Total expenses                                     2,609,562
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (306,617)
  Net expenses                                                       2,302,945

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $   149,851


See notes to financial statements.


6


STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________


                                                    YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 2004   JUNE 30, 2003
                                                  -------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                           $    149,851   $     820,434

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (149,851)       (820,434)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net decrease (Note E)                            (39,770,047)    (56,161,620)
  Total decrease                                   (39,770,047)    (56,161,620)

NET ASSETS
  Beginning of period                              243,965,642     300,127,262
  End of period                                  $ 204,195,595   $ 243,965,642


See notes to financial statements.


7


NOTES TO FINANCIAL STATEMENTS
June 30, 2004
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $171,674.


8


                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $28,199 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $609,472. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $134,943 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $489,091, of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2004, capital paid-in aggregated $204,195,595. Transactions, all at $1.00 per share, were as follows:

                                                    YEAR ENDED      YEAR ENDED
                                                     JUNE 30,        JUNE 30,
                                                       2004            2003
                                                   -----------    ------------
Shares sold                                        510,454,958     542,679,986
Shares issued on reinvestment
  of dividends                                         149,851         820,434
Shares redeemed                                   (550,374,856)   (599,662,040)
Net decrease                                       (39,770,047)    (56,161,620)


9


FINANCIAL HIGHLIGHTS
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                            -----------  -----------  -----------  -----------  -----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .007         .027         .026
                                            -----------  -----------  -----------  -----------  -----------

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.007)       (.027)       (.026)
                                            -----------  -----------  -----------  -----------  -----------
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                            -----------  -----------  -----------  -----------  -----------
                                            -----------  -----------  -----------  -----------  -----------

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.06%        0.30%        0.73%        2.71%        2.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $204,196     $243,966     $300,127     $337,139     $281,578
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.94%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.07%        1.07%        1.04%        1.03%        1.07%
  Net investment income (a)                     0.06%        0.30%        0.74%        2.65%        2.61%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


10


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ALLIANCEBERNSTEIN MUNICIPAL TRUST - NEW JERSEY PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust
- New Jersey Portfolio (the "Fund"), formerly Alliance Municipal Trust - New Jersey Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


11


                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)

OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY,  SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


12


                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                      PORTFOLIOS
                                                                                        IN FUND        OTHER
 NAME, AGE, ADDRESS                                  PRINCIPAL                         COMPLEX     DIRECTORSHIPS
    OF TRUSTEE                                     OCCUPATION(S)                     OVERSEEN BY      HELD BY
 (YEARS OF SERVICE*)                            DURING PAST 5 YEARS                    TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent               113            None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(CHAIRMAN OF THE BOARD)            registered investment adviser, with which
                                   he had been associated since prior to 1999.
                                   He was formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation                14             None
Middleton Place Foundation,        and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has
Charleston, SC 29414 (19)          been associated with since prior to 1999.
                                   He is also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly a
                                   Director of the Grand Teton Lodge Company and
                                   GRC, International and Chairman of The Board
                                   of Architectural Review of the City of Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,             14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(15)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65,             An author and financial journalist.                    14             None
One Sutton Place South
New York, NY 10022 (12)


*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


13


                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.

   NAME, ADDRESS*                POSITION(S) HELD                        PRINCIPAL OCCUPATION
      AND AGE                       WITH FUND                            DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46             Chief Executive Officer       Executive Vice President of Alliance Capital
                                                            Management Corporation ("ACMC")** since 2001;
                                                            prior thereto, Chief Executive Officer of Sanford C.
                                                            Bernstein & Co. LLC and its predecessor since prior
                                                            to 1999.

Susan L. Matteson, 41         President                     Senior Vice President of AllianceBernstein Investment
                                                            Research and Management, Inc. ("ABIRM")** and
                                                            President of Alliance Cash Management Services with
                                                            which she has been associated since prior to 1999.

Drew A. Biegel, 53            Senior Vice President         Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.

Patricia Ittner, 53           Senior Vice President         Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Robert I. Kurzweil, 53        Senior Vice President         Vice President of ABIRM** with which he has been
                                                            associated since prior to 1999.

Doris T. Muller, 40           Senior Vice President         Vice President of ABIRM** with which she has been
                                                            associated since prior to 1999.

William E. Oliver, 54         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

Raymond J. Papera, 48         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

William J. Fagan, 42          Vice President                Assistant Vice President of ACMC** with which he
                                                            has been associated since prior to 1999.

Linda N. Kelley, 44           Vice President                Assistant Vice President of ACMC** with which she
                                                            has been associated since prior to 1999.

Joseph R. LaSpina, 43         Vice President                Senior Vice President of ABIRM** with which he has
                                                            been associated since prior to 1999.

Eileen M. Murphy, 33          Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Maria C. Sazon, 38            Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Mark R. Manley, 41            Secretary                     Senior Vice President and Chief Compliance Officer of
                                                            ACMC** with which he has been associated since prior
                                                            to 1999.


14


                                           AllianceBernstein Municipal Trust -
                                                           New Jersey Portfolio
_______________________________________________________________________________

   NAME, ADDRESS*                POSITION(S) HELD                        PRINCIPAL OCCUPATION
      AND AGE                       WITH FUND                            DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 53           Treasurer and Chief           Senior Vice President of Alliance Global Investor
                              Financial Officer             Services, Inc. ("AGIS")** and Vice President of
                                                            ABIRM** with which he has been associated since
                                                            prior to 1999.

Thomas R. Manley, 53          Controller                    Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


15


AllianceBernstein Municipal Trust - New Jersey Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


ABMTNJAR0604




-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MUNICIPAL TRUST
- VIRGINIA PORTFOLIO
-------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


PORTFOLIO OF INVESTMENTS
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)       SECURITY(a)                          YIELD            VALUE
-------------------------------------------------------------------------------
               MUNICIPAL BONDS-81.3%
               CALIFORNIA-2.5%
               CALIFORNIA POLLUTION
               CONTROL FINANCING
               AUTHORITY SWDR
               (Sunset Waste Paper, Inc.)
               Series 00A AMT
$      3,220   11/01/20 (b)                          1.19%        $  3,220,000

               FLORIDA-0.8%
               FLORIDA HFA MFHR
               (Charleston Landings
               Apartments) Series 01I-A
       1,000    7/01/31 (b)                          1.08            1,000,000

               MASSACHUSETTS-3.1%
               MASSACHUSETTS GO
               (Central Artery)
               Series 00A
       1,700   12/01/30 (b)                          1.10            1,700,000
               MASSACHUSETTS WATER
               RESOURCE AUTHORITY
               (Multi-Modal)
               Series 01B
       2,300   8/01/31 (b)                           1.01            2,300,000
                                                                     4,000,000

               VIRGINIA-74.9%
               ALEXANDRIA EDUCATIONAL
               FACILITY REVENUE IDA
               (Church School Diocese of Virginia)
               Series 99
       1,100   1/01/30 (b)                           1.08            1,100,000
               BOTETOURT COUNTY IDR
               (Virginia Forge Co. Project)
               Series 96 AMT
         700   7/01/11 (b)                           1.20              700,000
               BRISTOL VIRGINIA IDA
               (Bristol Health Care Center)
               Series 86
       2,665   6/01/10 (b)                           1.15            2,665,000
               BRUNSWICK COUNTY IDA
               (Aegis Waste Solutions, Inc.)
               Series 96 AMT
       5,200   1/01/17 (b)                           1.11            5,200,000
               CAMPBELL COUNTY PCR
               (Georgia Pacific Power) AMT
       3,000   12/01/19 (b)                          1.16            3,000,000
               CHESAPEAKE HOSPITAL
               AUTHORITY
               (Chesapeake General Hospital)
               Series 01A
       2,000   7/01/31 (b)                           1.08            2,000,000
               CHESAPEAKE HOSPITAL AUTHORITY
               (Chesapeake General Hospital)
               Series 01B
       4,000   7/01/31 (b)                           1.08            4,000,000
               DANVILLE GO
               Series 03A
       1,560   8/01/04                               1.07            1,561,220
               EMPORIA IDA
               (Toll VA III L.P. Project)
               Series 99 AMT
       1,600   11/01/23 (b)                          1.15            1,600,000
               FAIRFAX COUNTY IDA
               (Inova Health System)
               Series 88C
       2,260   10/01/25 (b)                          1.04            2,260,000
               FAIRFAX COUNTY IDR
               (Fair Lakes/ D&K LP)
               Series 96 AMT
       6,375   8/01/16 (b)                           1.14            6,375,000
               HAMPTON REDEVELOPMENT
               & HOUSING AUTHORITY MFHR
               (Township Apartments Project)
               Series 98
       4,000   10/15/32 (b)                          1.06            4,000,000
               HARRISONBURG HOUSING
               AUTHORITY
               (Misty Ridge Project)
               Series 91A
       2,655   3/01/16 (b)                           1.11            2,655,000
               HENRICO EDA
               (White Oak Semiconductor)
               Series 00 AMT
      11,188   10/01/27 (b)                          1.07           11,188,000


1


PORTFOLIO OF INVESTMENTS (continued)
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)       SECURITY(a)                          YIELD            VALUE
-------------------------------------------------------------------------------

               JAMES CITY IDA MFHR
               (Chambrel at Williamsburg Project)
               Series 02
$      3,500   11/15/32 (b)                          1.08%        $  3,500,000
               KING GEORGE COUNTY
               IDA SWDR
               (GARNET OF VA, INC.)
               Series 96 AMT
       7,890   9/01/21 (b)                           1.15            7,890,000
               LOUISA COUNTY IDA
               (Pooled Financing)
               Series 95
         955   1/01/20 (b)                           1.08              955,000
               METROPOLITAN WASHINGTON DC
               AIRPORT AUTHORITY
               (Airport Systems Revenue)
               Series 02C FSA AMT
       3,820   10/01/21 (b)                          1.06            3,820,000
               METROPOLITAN WASHINGTON DC
               AIRPORT AUTHORITY
               (General Airport Revenue)
               Series 97B FGIC AMT
       1,640   10/01/04                              1.17            1,657,694
               NELSON COUNTY IDA
               (Taylor Ramsey Corp.)
               Series 99 AMT
         660   8/01/09 (b)                           1.15              660,000
               NEWPORT NEWS REDEVELOPMENT &
               HOUSING MFHR
               (Springhouse Apartments)
               Series 01
       3,500   9/01/26 (b)                           1.08            3,500,000
               RICHMOND GO
               FGIC
       6,045   7/15/04                               1.05            6,054,115
               RICHMOND IDA
               (Church School in Diocese VA)
               Series 02
       2,900   5/01/32 (b)                           1.08            2,900,000
               RICHMOND REDEVELOPMENT MFHR
               (Tobacco Row)
               Series 89B-2 AMT
       1,000   10/01/24 (b)                          1.13            1,000,000
               RICHMOND REDEVELOPMENT MFHR
               (Tobacco Row)
               Series 89B-8 AMT
       3,555   10/01/24 (b)                          1.10            3,555,000
               SUFFOLK IDA
               RESIDENTIAL CARE FACILITY
               (Lake Prince Center Project)
               Series 01
       6,600   10/01/31 (b)                          1.18            6,600,000
               SUFFOLK REDEVELOPMENT
               & HOUSING AUTHORITY MFHR
               (Oak Springs Apartments)
               Series 99
       2,000   12/01/19 (b)                          1.06            2,000,000
               VIGINIA COMMONWEALTH
               TRANSPORTATION BOARD
               (Federal Highway
               Reimbursement Antc. Nt.)
               Series 00
       1,400   10/01/04                              1.02            1,415,595
               VIRGINIA PUBLIC BUILDING
               AUTHORITY
               Series B
         940   8/01/04                               1.05              943,121
               VIRGINIA PUBLIC BUILDING
               AUTHORITY
               Series B
       2,000   8/01/04                               1.07            2,006,385

                                                                    96,761,130

               Total Municipal Bonds
               (amortized cost $104,981,130)                       104,981,130

               COMMERCIAL PAPER-18.0%
               FLORIDA-2.7%
               HILLSBOROUGH COUNTY
               AVIATION
               (PFC Project)
               Series B AMT
       1,500   8/16/04                               1.13            1,500,000
               LOCAL GOVERNMENT
               FINANCE COMMITTEE
               Series 04B AMT
       2,000   9/07/04                               1.10            2,000,000
                                                                     3,500,000


2


                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

 PRINCIPAL
  AMOUNT
   (000)       SECURITY(a)                          YIELD            VALUE
-------------------------------------------------------------------------------

               PUERTO RICO-1.6%
               GOVERNMENT DEVELOPMENT BANK
               Series 04
$      2,000   8/23/04                               1.18%        $  2,000,000
               VIRGINIA-7.3%
               NORFOLK IDA
               (Sentara Hospital)
               Series 04
       2,000   8/06/04                               1.09            2,000,000
               NORFOLK IDA
               (Sentara Hospital)
               Series 04
       3,500   8/12/04                               1.12            3,500,000
               PENINSULA PORTS AUTHORITY
               (Coal Terminal Revenue)
               Series 87B
       1,335   7/19/04                               1.07            1,335,000
               UNIVERSITY OF VIRGINIA
               Series 03A
       2,600   8/10/04                               1.05            2,600,000
                                                                     9,435,000

               WASHINGTON-4.1%
               PORT OF SEATTLE
               (Sub Lein Rev Notes)
               Series 01B-1 AMT
       1,420   9/07/04                               1.00            1,420,000
               PORT OF SEATTLE
               (Sub Lein Rev Notes)
               Series 01B-1 AMT
       1,290   8/02/04                               1.02            1,290,000
               PORT OF SEATTLE
               (Sub Lein Rev Notes)
               Series 01B-1 AMT
       2,620   9/15/04                               1.04            2,620,000
                                                                     5,330,000

               WEST VIRGINIA-2.3%
               WEST VIRGINIA
               PUBLIC ENERGY AUTHORITY
               (Morgantown Energy Assoc.)
               Series 89A AMT
       3,000   8/11/04                               1.00            3,000,000

               Total Commercial Paper
               (amortized cost $23,265,000)                         23,265,000

               TOTAL INVESTMENTS-99.3%
               (amortized cost $128,246,130)                       128,246,130
               Other assets less liabilities-0.7%                      937,852

               NET ASSETS-100%                                  $  129,183,982


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:

     AMT    -  Alternative Minimum Tax
     FGIC   -  Financial Guaranty Insurance Company
     EDA    -  Economic Development Authority
     GO     -  General Obligation
     HFA    -  Housing Finance Agency/Authority
     IDA    -  Industrial Development Authority
     IDR    -  Industrial Development Revenue
     MFHR   -  Multi-Family Housing Revenue
     PCR    -  Pollution Control Revenue
     SWDR   -  Solid Waste Disposal Revenue

     See notes to financial statements.


3


STATEMENT OF ASSETS & LIABILITIES
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $128,246,130)         $128,246,130
  Cash                                                                   4,733
  Receivable for investment securities sold                            760,000
  Interest receivable                                                  370,036
  Total assets                                                     129,380,899

LIABILITIES
  Advisory fee payable                                                  56,546
  Distribution fee payable                                              25,048
  Administrative fee payable                                            62,331
  Transfer agent payable                                                10,053
  Accrued expenses                                                      42,939
  Total liabilities                                                    196,917

NET ASSETS                                                        $129,183,982

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $  1,291,920
  Additional paid-in capital                                       127,892,190
  Accumulated net realized loss on investment transactions                (128)
                                                                  $129,183,982

NET ASSET VALUE PER SHARE
  (based on 129,192,007 shares outstanding)                              $1.00


See notes to financial statements.


4


STATEMENT OF OPERATIONS
Year Ended June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                        $  1,395,125

EXPENSES
  Advisory fee (Note B)                             $  675,102
  Distribution fee (Note C)                            337,551
  Administrative services (Note C)                     243,176
  Custodian fees                                        75,303
  Transfer agency (Note B)                              40,309
  Audit and legal fees                                  33,610
  Registration fees                                     15,292
  Printing                                              10,580
  Trustees' fees                                         2,200
  Miscellaneous                                         13,703
  Total expenses                                     1,446,826
  Less: expense waived and reimbursed
    (Notes B & C)                                     (154,922)
  Net expenses                                                       1,291,904

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $  103,221


See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS

                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

                                               YEAR ENDED           YEAR ENDED
                                             JUNE 30, 2004        JUNE 30, 2003
                                            --------------       --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                     $     103,221        $     470,250

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                          (103,221)            (470,250)

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST
  Net decrease (Note E)                        (9,229,446)          (3,871,094)
  Total decrease                               (9,229,446)          (3,871,094)

NET ASSETS
  Beginning of period                         138,413,428          142,284,522
  End of period                             $ 129,183,982        $ 138,413,428


See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
June 30, 2004
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the contractual reimbursement amounted to $96,622.


7


NOTES TO FINANCIAL STATEMENTS (continued)

                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $337,551. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $58,300 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $243,176, of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES  AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $128 expires in the year 2005. To the extent that any capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

For the year ended June 30, 2004, the capital loss carryforward expired was $7,897. During the current fiscal year the Portfolio had a permanent difference due to expired capital loss carryforwards. This entry resulted in a reclassification from accumulated net realized loss on investment transactions to additional paid in capital. This reclassification had no effect on net assets.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2004, capital paid-in aggregated $129,184,110. Transactions, all at $1.00 per share, were as follows:

                                               YEAR ENDED           YEAR ENDED
                                                JUNE 30,             JUNE 30,
                                                  2004                 2003
                                              -----------          -----------
Shares sold                                   284,996,866          248,518,679
Shares issued on reinvestment
  of dividends                                    103,221              470,250
Shares redeemed                              (294,329,533)        (252,860,023)
Net decrease                                   (9,229,446)          (3,871,094)


8


FINANCIAL HIGHLIGHTS
                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .008         .029         .028

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.008)       (.029)       (.028)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.08%        0.33%        0.82%        2.92%        2.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $129,184     $138,413     $142,285     $159,494     $131,928
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.96%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.07%        1.09%        1.07%        1.06%        1.07%
  Net investment income (a)                     0.08%        0.34%        0.84%        2.87%        2.81%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


9


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN MUNICIPAL TRUST - VIRGINIA PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal
Trust - Virginia Portfolio (the "Fund"), formerly Alliance Municipal Trust - Virginia Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


10


                                           AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

WILLIAM H. FOULK, JR.(1), CHAIRMAN
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)

OFFICERS

MARC O. MAYER, CHIEF EXECUTIVE OFFICER
SUSAN L. MATTESON, PRESIDENT
DREW A. BIEGEL, SENIOR VICE PRESIDENT
PATRICIA ITTNER, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
DORIS T. MULLER, SENIOR VICE PRESIDENT
WILLIAM E. OLIVER, SENIOR VICE PRESIDENT
RAYMOND J. PAPERA, SENIOR VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
LINDA N. KELLEY, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
EILEEN M. MURPHY, VICE PRESIDENT
MARIA C. SAZON, VICE PRESIDENT
MARK R. MANLEY, SECRETARY
MARK D. GERSTEN, TREASURER AND CHIEF FINANCIAL OFFICER
THOMAS R. MANLEY, CONTROLLER

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004




(1)  Member of the Audit Committee.

11


                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                                      PORTFOLIOS
                                                                                        IN FUND        OTHER
 NAME, AGE, ADDRESS                                  PRINCIPAL                         COMPLEX     DIRECTORSHIPS
    OF TRUSTEE                                     OCCUPATION(S)                     OVERSEEN BY      HELD BY
 (YEARS OF SERVICE*)                            DURING PAST 5 YEARS                    TRUSTEE        TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #+, 71      An Investment Adviser and an Independent               113            None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(CHAIRMAN OF THE BOARD)            registered investment adviser, with which
                                   he had been associated since prior to 1999.
                                   He was formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, #+, 66         President of Middleton Place Foundation                14             None
Middleton Place Foundation,        and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has been
Charleston, SC 29414 (19)          associated with since prior to 1999. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, #+, 60            President of Alternative Investment Group,             14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890 (15)           President of The Common Fund (investment
                                   management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, #+, 65               An author and financial journalist.                    14             None
One Sutton Place South
New York, NY 10022 (12)


*    There is no stated term of office for the Fund's Trustees.

#    Member of the Audit Committee.

+    Member of the Nominating Committee.


12


                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________

OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.


   NAME, ADDRESS*                POSITION(S) HELD                        PRINCIPAL OCCUPATION
      AND AGE                       WITH FUND                            DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------

Marc O. Mayer, 46             Chief Executive Officer       Executive Vice President of Alliance Capital
                                                            Management Corporation ("ACMC")** since 2001;
                                                            prior thereto, Chief Executive Officer of Sanford C.
                                                            Bernstein & Co. LLC and its predecessor since prior
                                                            to 1999.

Susan L. Matteson, 41         President                     Senior Vice President of AllianceBernstein Investment
                                                            Research and Management, Inc. ("ABIRM")** and
                                                            President of Alliance Cash Management Services with
                                                            which she has been associated since prior to 1999.

Drew A. Biegel, 53            Senior Vice President         Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.

Patricia Ittner, 53           Senior Vice President         Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Robert I. Kurzweil, 53        Senior Vice President         Vice President of ABIRM** with which he has been
                                                            associated since prior to 1999.

Doris T. Muller, 40           Senior Vice President         Vice President of ABIRM** with which she has been
                                                            associated since prior to 1999.

William E. Oliver, 54         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

Raymond J. Papera, 48         Senior Vice President         Senior Vice President of ACMC** with which he has
                                                            been associated since prior to 1999.

William J. Fagan, 42          Vice President                Assistant Vice President of ACMC** with which he
                                                            has been associated since prior to 1999.

Linda N. Kelley, 44           Vice President                Assistant Vice President of ACMC** with which she
                                                            has been associated since prior to 1999.

Joseph R. LaSpina, 43         Vice President                Senior Vice President of ABIRM** with which he has
                                                            been associated since prior to 1999.

Eileen M. Murphy, 33          Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Maria C. Sazon, 38            Vice President                Vice President of ACMC** with which she has been
                                                            associated since prior to 1999.

Mark R. Manley, 41            Secretary                     Senior Vice President and Chief Compliance Officer of
                                                            ACMC** with which he has been associated since prior
                                                            to 1999.


13


                                            AllianceBernstein Municipal Trust -
                                                             Virginia Portfolio
_______________________________________________________________________________


   NAME, ADDRESS*                POSITION(S) HELD                        PRINCIPAL OCCUPATION
      AND AGE                       WITH FUND                            DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------

Mark D. Gersten, 53           Treasurer and Chief           Senior Vice President of Alliance Global Investor
                              Financial Officer             Services, Inc. ("AGIS")** and Vice President of
                                                            ABIRM** with which he has been associated
                                                            since prior to 1999.

Thomas R. Manley, 53          Controller                    Vice President of ACMC** with which he has been
                                                            associated since prior to 1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, ABIRM and AGIS are affiliates of the Fund.

     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


14


ALLIANCEBERNSTEIN MUNICIPAL TRUST - VIRGINIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

(SM)  THIS SERVICE MARK USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.


ABMTVAAR0604




PORTFOLIO OF INVESTMENTS
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-75.8%
                  FLORIDA-71.0%
                  BREVARD COUNTY HFA
                  (Wickham Club Apts)
                  Series 04A AMT
$   3,800         8/15/37 (b)                            1.12%    $   3,800,000
                  BROWARD COUNTY HFA MFHR
                  (Sawgrass Pines Apts.)
                  Series 93A AMT
    1,000         11/01/23 (b)                           1.14         1,000,000
                  COCONUT CREEK IDR
                  (Elite Aluminum Corp. Project)
                  Series 02 AMT
    2,000         11/01/22 (b)                           1.15         2,000,000
                  ESCAMBIA COUNTY
                  (Gelman Sciences, Inc. Project)
                  Series 96 AMT
    1,200         7/01/04 (b)                            1.10         1,200,000
                  FLORIDA
                  (Department of Transportation)
                  Series 03A
    1,655         7/01/04                                1.07         1,655,000
                  FLORIDA BOARD OF EDUCATION
                  (Lottery Revenue Bonds)
                  Series 03A MBIA
    4,250         7/01/04                                1.05         4,250,000
                  FLORIDA HOUSING
                  FINANCE CORP. MFHR
                  (Collins Cove Sr. Apts.)
                  Series 03 AMT
    3,000         2/01/36 (b)                            1.11         3,000,000
                  FLORIDA HOUSING
                  FINANCE CORP. MFHR
                  (Pinnacle Pointe Apts.)
                  Series 03 AMT
    3,900         8/01/35 (b)                            1.11         3,900,000
                  FLORIDA HOUSING
                  FINANCE CORP. MFHR
                  Tuscany Lakes Apts.)
                  Series 02K-1 AMT
    1,500         11/15/35 (b)                           1.18         1,500,000
                  FLORIDA HOUSING
                  FINANCE CORP. MFHR
                  (Wexford Apts.)
                  Series 03P AMT
    2,900         8/01/35 (b)                            1.11         2,900,000
                  GULF BREEZE
                  (Florida Municipal Bond Fund)
                  Series 96A
    1,910         3/31/21 (b)                            1.10         1,910,000
                  HILLSBOROUGH COUNTY
                  HFA MFHR
                  (Brandon Crossing Apts.)
                  Series 98A AMT
    4,300         11/15/31 (b)                           1.13         4,300,000
                  HILLSBOROUGH COUNTY
                  HFA MFHR
                  (Royal Palm Key Apts. Project)
                  Series 02 AMT
    5,930         7/15/35 (b)                            1.10         5,930,000
                  HILLSBOROUGH COUNTY IDR
                  (Seaboard Tampa) AMT
    5,500         12/01/16 (b)                           1.23         5,500,000
                  JACKSONVILLE IDR
                  (University of Florida
                  Health Science Center)
                  Series 89
      800         7/01/19 (b)                            1.09           800,000
                  LEE COUNTY IDA
                  (Cypress Cove at Healthpark)
                  Series 02B
    2,850         10/01/07 (b)                           1.10         2,850,000
                  LEE COUNTY IDA
                  (Suncoast Aluminum
                  Furniture)
                  Series 02A AMT
    2,015         10/01/16 (b)                           1.15         2,015,000
                  MANATEE COUNTY
                  HFA MFHR
                  (Harbour Project)
                  Series 90B
    2,200         12/01/07 (b)                           1.09         2,200,000

PORTFOLIO OF INVESTMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  MIAMI-DADE COUNTY IDA
                  (Professional
                  Modification Project)
                  Series 98 AMT
$   6,000         8/01/18 (b)                            1.14%    $   6,000,000
                  OCEAN HIGHWAY &
                  PORT AUTHORITY
                  Series 90 AMT
    2,465         12/01/20 (b)                           1.10         2,465,000
                  OKEECHOBEE COUNTY
                  (Chambers Waste System)
                  Series 89 AMT
      825         3/01/06 (b)                            1.17           825,000
                  ORANGE COUNTY HFA
                  (Osprey Ridge Apts. Project)
                  Series 00H AMT
    3,800         2/15/33 (b)                            1.13         3,800,000
                  ORANGE COUNTY IDA
                  (Christian Prison Project)
                  Series 03A
    4,535         2/01/23 (b)                            1.13         4,535,000
                  ORLANDO & ORANGE
                  COUNTY EXPRESSWAY AUTHORITY
                  Series 03C-2 FSA
    7,500         7/01/25 (b)                            1.06         7,500,000
                  OSCEOLA COUNTY HFA MFHR
                  (Regatta Bay Apts.)
                  Series 02A AMT
    5,220         9/15/35 (b)                            1.11         5,220,000
                  PALM BEACH AIRPORT REVENUE
                  (Jet Aviation Project)
                  Series 99 AMT
    2,700         11/01/14 (b)                           1.19         2,700,000
                  PALM BEACH COUNTY
                  (Raymond F. Kravis
                  Center Project)
                  Series 02
    4,900         7/01/32 (b)                            1.03         4,900,000
                  (Zoological Society Project)
                  Series 01
    5,500         5/01/31 (b)                            1.13         5,500,000
                  PALM BEACH COUNTY
                  EDUCATIONAL FACILITIES
                  (Atlantic College)
                  Series 01
    1,400         12/01/31 (b)                           1.13         1,400,000
                  PALM BEACH COUNTY
                  SCHOOL BOARD COP
                  Series 02B FSA
    7,200         8/01/27 (b)                            1.05         7,200,000
                  POLK COUNTY IDA
                  (Florida Treatt, Inc. Project)
                  Series 01 AMT
    4,365         7/01/21 (b)                            1.20         4,365,000
                  ST. JOHN COUNTY IDA
                  (Glenmoor at St. John's Project)
                  Series 99C
    1,060         1/01/07 (b)                            1.08         1,060,000
                  ST. LUCIE COUNTY IDR
                  (Freedom Plastics Project)
                  Series 00 AMT
    4,700         11/01/20 (b)                           1.15         4,700,000
                  WASHINGTON COUNTY
                  SALES TAX REVENUE BONDS
                  Series 03A
    5,900         12/01/28 (b)                           1.11         5,900,000
                                                                  -------------
                                                                    118,780,000
                                                                  -------------
                  ILLINOIS-1.2%
                  CHICAGO MFHR
                  (Churchview Supplemental
                  Living Facilities)
                  Series 03 AMT
    2,000         3/01/33 (b)                            1.20         2,000,000
                                                                  -------------
                  MASSACHUSETTS-0.5%
                  MASSACHUSETTS DEVELOPMENT
                  FINANCE AGENCY
                  (Whalers Cove Project)
                  Series 01A AMT
      900         9/01/34 (b)                            1.14           900,000
                                                                  -------------

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  MISSISSIPPI-0.6%
                  MISSISSIPPI BUSINESS
                  FINANCE CORP. IDR
                  (Jimmy Sanders, Inc. Project)
                  Series 97 AMT
$     950         6/01/07 (b)                            1.21%    $     950,000
                                                                  -------------
                  OHIO-0.4%
                  WOOSTER IDR
                  (Allen Group, Inc.)
                  Series 85
      700         12/01/10 (b)                           1.06           700,000
                                                                  -------------
                  PUERTO RICO-1.5%
                  PUERTO RICO
                  COMMONWEALTH HIGHWAY &
                  TRANSPORTATION AUTHORITY
                  Series 98A AMBAC
      500         7/01/28 (b)                            1.00           500,000
                  PUERTO RICO GOVERNMENT
                  DEVELOPMENT BANK
    2,000         8/23/04                                1.18         2,000,000
                                                                  -------------
                                                                      2,500,000
                                                                  -------------
                  TEXAS-0.6%
                  HARRIS CNTY HLTH FACS DEV CORP
                  (Methodist Hospital)
                  Series 02
    1,000         12/01/32 (b)                           1.10         1,000,000
                                                                  -------------
                  Total Municipal Bonds
                  (amortized cost
                  $126,830,000)                                     126,830,000
                                                                  -------------
                  COMMERCIAL PAPER-24.6%
                  FLORIDA-21.6%
                  FLORIDA LOCAL GOVERNMENT COMMISSION
                  Series A
    4,000         9/02/04                                1.02         4,000,000
                  FLORIDA LOCAL GOVERNMENT
                  FINANCE COMMISSION
                  Series B AMT
    3,000         9/07/04                                1.10         3,000,000
                  GREATER ORLANDO
                  AVIATION AUTHORITY
                  (Airport Facilities)
                  Series B AMT
    3,500         8/10/04                                1.13         3,500,000
                  GREATER ORLANDO
                  AVIATION AUTHORITY
                  (Airport Facilities)
                  Series B AMT
    4,000         8/16/04                                1.14         4,000,000
                  HILLSBOROUGH COUNTY AVIATION
                  (PFC Project)
                  Series B AMT
    6,576         8/12/04                                1.13         6,576,000
                  INDIAN RIVER
                  (Hospital District)
                  Series 90
    3,000         8/11/04                                0.99         3,000,000
                  INDIAN RIVER
                  (Hospital District)
                  Series 90
    3,000         8/12/04                                1.11         3,000,000
                  INDIAN RIVER
                  (Hospital District)
                  Series 90
    4,000         8/13/04                                1.14         4,000,000
                  MIAMI DADE COUNTY EXPRESSWAY
                  (Toll System)
                  Series 04
    5,000         8/02/04                                1.11         5,000,000
                                                                  -------------
                                                                     36,076,000
                                                                  -------------
                  INDIANA-2.4%
                  INDIANAPOLIS AIRPORT AUTHORITY
                  (Subordinate CP Notes)
                  Series 99 AMT
    4,000         8/11/04                                1.08         4,000,000
                                                                  -------------
                  PENNSYLVANIA-0.6%
                  VENANGO IDA
                  (Scrubgrass Project)
                  Series 93 AMT
    1,000         7/28/04                                1.13         1,000,000
                                                                  -------------
                  Total Commercial Paper
                  (amortized cost
                  $41,076,000)                                       41,076,000
                                                                  -------------

PORTFOLIO OF INVESTMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


                                                                          VALUE
-------------------------------------------------------------------------------
                  TOTAL INVESTMENTS-100.4%
                  (amortized cost
                  $167,906,000)                                   $ 167,906,000
                  Other assets less liabilities-(0.4%)                 (646,108)
                                                                  -------------
                  NET ASSETS-100%                                 $ 167,259,892
                                                                  =============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
COP - Certificate of Participation
FSA - Financial Security Assurance Inc
HFA - Housing Finance Agency/Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $167,906,000)         $ 167,906,000
  Receivable for investment securities sold                             355,000
  Interest receivable                                                   271,721
                                                                  -------------
  Total assets                                                      168,532,721
                                                                  -------------
LIABILITIES
  Due to custodian                                                    1,025,878
  Advisory fee payable                                                   52,970
  Distribution fee payable                                               34,988
  Administrative fee payable                                            103,071
  Accrued expenses                                                       55,922
                                                                  -------------
  Total liabilities                                                   1,272,829
                                                                  -------------
NET ASSETS                                                        $ 167,259,892
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $   1,672,600
  Additional paid-in capital                                        165,587,426
  Accumulated net realized loss on investment transactions                 (134)
                                                                  -------------
                                                                  $ 167,259,892
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 167,260,026 shares outstanding)                               $1.00
                                                                          =====


See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $  2,001,416

EXPENSES
  Advisory fee (Note B)                           $    970,778
  Distribution fee (Note C)                            485,389
  Administrative services (Note C)                     389,552
  Custodian fees                                        88,333
  Registration fees                                     56,454
  Transfer agency (Note B)                              41,113
  Audit and legal fees                                  37,487
  Printing                                              16,852
  Trustees' fees                                         2,600
  Miscellaneous                                          2,666
                                                  ------------
  Total expenses                                     2,091,224
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (228,444)
                                                  ------------
  Net expenses                                                        1,862,780
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    138,636
                                                                   ============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


                                                 YEAR ENDED       YEAR ENDED
                                                JUNE 30, 2004    JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $      138,636   $      738,563

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                               (138,636)        (738,563)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                            (39,675,227)        (681,600)
                                                --------------   --------------
  Total decrease                                   (39,675,227)        (681,600)

NET ASSETS
  Beginning of period                              206,935,119      207,616,719
                                                --------------   --------------
  End of period                                 $  167,259,892   $  206,935,119
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $149,668.

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $485,389. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $78,776 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $389,552 of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had a capital loss carryforward of $134 of which $104 expires in the year 2005 and $30 expires in 2011. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2004, capital paid-in aggregated $167,260,026. Transactions, all at $1.00 per share, were as follows:

                                                 YEAR ENDED       YEAR ENDED
                                                   JUNE 30,         JUNE 30,
                                                     2004             2003
                                                ==============   ==============
Shares sold                                        626,291,460      628,451,960
Shares issued on reinvestment of dividends             138,636          738,563
Shares redeemed                                   (666,105,323)    (629,872,123)
                                                --------------   --------------
Net decrease                                       (39,675,227)        (681,600)
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                                  YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .003         .008         .028         .028

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.003)       (.008)       (.028)       (.028)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.07%        0.32%        0.85%        2.87%        2.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                           $167,260     $206,935     $207,617     $237,902     $203,730
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.96%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.08%        1.06%        1.04%        1.03%        1.08%
  Net investment income (a)                     0.07%        0.32%        0.83%        2.76%        2.79%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN MUNICIPAL TRUST -
FLORIDA PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust
- Florida Portfolio (the "Fund"), formerly Alliance Municipal Trust - Florida Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY,  Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                                       PORTFOLIOS
                                                                                        IN FUND          OTHER
  NAME, AGE, ADDRESS                          PRINCIPAL                                  COMPLEX      DIRECTORSHIPS
      OF TRUSTEE                             OCCUPATION(S)                             OVERSEEN BY       HELD BY
  (YEARS OF SERVICE*)                     DURING PAST 5 YEARS                            TRUSTEE         TRUSTEE
--------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., # +, 71      An Investment Adviser and an Independent               113             None
2 Sound View Drive, Suite 100       Consultant. He was formerly Senior
Greenwich, CT 06830 (20)            Manager of Barrett Associates, Inc., a
(Chairman of the Board)             registered investment adviser, with which
                                    he had been associated since prior to 1999. He was
                                    formerly Deputy Comptroller and Chief
                                    Investment Officer of the State of New York and,
                                    prior thereto, Chief Investment Officer of the
                                    New York Bank for Savings.

Charles H.P. Duell, # +, 66         President of Middleton Place Foundation                 14             None
Middleton Place Foundation          and President of the Middleton Inn
4300 Ashley River Road              Company, both of which entities he has been
Charleston, SC 29414 (19)           associated with since prior to 1999. He is
                                    also a Trustee Emeritus of the National
                                    Trust for Historic Preservation and formerly
                                    a Director of the Grand Teton Lodge Company
                                    and GRC, International and Chairman of The
                                    Board of Architectural Review of the City of
                                    Charleston.

David K. Storrs, # +, 60            President of Alternative Investment Group,              14             None
65 South Gate Lane                  LLC (an investment firm). He was formerly
Southport, CT 06890                 President of The Common Fund (investment
(15)                                management for educational institutions)
                                    with which he had been associated since prior
                                    to 1999.

Shelby White, # +, 65               An author and financial journalist.                     14             None
One Sutton Place South
New York, NY 10022 (12)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.

                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



 NAME, ADDRESS*                      POSITION(S) HELD                     PRINCIPAL OCCUPATION
    AND AGE                             WITH FUND                         DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001;
                                                                    prior thereto, Chief Executive Officer of Sanford C.
                                                                    Bernstein & Co. LLC and its predecessor since prior
                                                                    to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Research and Management, Inc. ("ABIRM")** and
                                                                    President of Alliance Cash Management Services with
                                                                    which she has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Patricia Ittner, 53                 Senior Vice President           Vice President of ACMC** with which she has
                                                                    been associated since prior to 1999.

Robert I. Kurzweil, 53              Senior Vice President           Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Doris T. Muller, 40                 Senior Vice President           Vice President of ABIRM** with which she has
                                                                    been associated since prior to 1999.

William E. Oliver, 54               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

William J. Fagan, 42                Vice President                  Assistant Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Linda N. Kelley, 44                 Vice President                  Assistant Vice President of ACMC** with which she
                                                                    has been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Eileen M. Murphy, 33                Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Maria C. Sazon, 38                  Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief Compliance Officer of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.


                                           AllianceBernstein Municipal Trust -
                                                              Florida Portfolio
_______________________________________________________________________________




 NAME, ADDRESS*                      POSITION(S) HELD                     PRINCIPAL OCCUPATION
    AND AGE                             WITH FUND                         DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global Investor
                                    Financial Officer               Services, Inc. ("AGIS")** and Vice President of
                                                                    ABIRM** with which he has been associated
                                                                    since prior to 1999.

Thomas R. Manley, 53                Controller                      Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

ALLIANCEBERNSTEIN MUNICIPAL TRUST -FLORIDA PORTFOLIO


AllianceBernstein [LOGO](SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


ALLIANCEBERNSTEIN MUNICIPAL TRUST - FLORIDA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABMTFLAR0604




------------------------------------------------------------------------------
ALLIANCEBERNSTEIN MUNICIPAL TRUST
 - MASSACHUSETTS PORTFOLIO
------------------------------------------------------------------------------


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

ANNUAL REPORT
June 30, 2004




PORTFOLIO OF INVESTMENTS
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________



PRINCIPAL
AMOUNT
(000)     SECURITY (a)                  YIELD                         VALUE
-------------------------------------------------------------------------------
          MUNICIPAL
          BONDS-77.0%
          INDIANA-4.0%
          CRAWFORDSVILLE EDA
          (Pedcor Investments/
          Shady Knoll)
          Series 95 AMT
$  1,497  4/01/30 (b)                    1.23%                $   1,497,000
                                                              -------------
          MASSACHUSETTS-65.3%
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Assumption College)
          Series 02C
   1,920  3/01/32 (b)                    1.05                     1,920,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Belmont Day School)
          Series 01
     800  7/01/31 (b)                    1.08                       800,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Elderhostel, Inc. Project)
          Series 00
   1,500  8/01/30 (b)                    1.08                     1,500,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (ICC Realty Project)
          Series 97 AMT
   1,300  12/01/16 (b)                   1.12                     1,300,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Lenox Library)
          Series 02
   1,870  7/01/22 (b)                    1.17                     1,870,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Masonic Nursing
          Home, Inc.)
          Series 02
   1,500  7/01/32 (b)                    1.04                     1,500,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Newark Group Project)
          Series 01A AMT
   1,000  7/01/31 (b)                    1.06                     1,000,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Waste Management, Inc.)
          Series 99 AMT
   2,000  7/01/29 (b)                    1.16                     2,000,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Whalers Cove Project)
          Series 01A AMT
   1,850  9/01/34 (b)                    1.14                     1,850,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY IDR
          (925 Realty Trust LLC)
          Series 01 AMT
   1,740  2/01/20 (b)                    1.18                     1,740,000
          MASSACHUSETTS GO
          (Central Artery)
          Series 00A
   1,100  12/01/30 (b)                   1.10                     1,100,000
          MASSACHUSETTS HEALTH
          & EDUCATIONAL FACILITIES
          (Mass. Institute of
          Technology)
          Series 01J-2
   1,500  7/01/31 (b)                    0.99                     1,500,000
          MASSACHUSETTS HEALTH
          & EDUCATIONAL FACILITIES
          (Wellesley College)
          Series 92E
   1,000  7/01/22 (b)                    1.03                     1,000,000
          MASSACHUSETTS IFA
          (ADP, Inc. Project)
          Series 97
   1,000  12/01/19 (B)                   1.29                     1,000,000
          MASSACHUSETTS IFA
          (Heritage at Hingham)
          Series 97 AMT
   3,420  7/01/29 (b)                    1.11                     3,420,000



1



PORTFOLIO OF INVESTMENTS (Continued)

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________



PRINCIPAL
AMOUNT
(000)     SECURITY (a)                  YIELD                         VALUE
-------------------------------------------------------------------------------
          MASSACHUSETTS WATER
          RESOURCES AUTHORITY
          Series 00 B FGIC
$  1,000  8/01/37 (b)                    1.04%                $   1,000,000
                                                              -------------
                                                                 24,500,000
                                                              -------------
          MINNESOTA-1.1%
          MONTROSE IDR
          (Lyman Lumber Co.
          Project)
          Series 01 AMT
     400  5/01/26 (b)                    1.18                       400,000
                                                              -------------
          PUERTO RICO-6.6%
          PUERTO RICO
          COMMONWEALTH
          HIGHWAY &
          TRANSPORTATION
          AUTHORITY
          Series 98A AMBAC
   2,500  7/01/28 (b)                    1.00                     2,500,000
                                                               -------------
          Total Municipal Bonds
          (amortized cost
          $28,897,000)                                           28,897,000
                                                               -------------
          COMMERCIAL
          PAPER-23.0%
          INDIANA-2.0%
          INDIANAPOLIS AIRPORT
          AUTHORITY
          (CP Notes)
          Series 99 AMT
     750  8/11/04                        1.08                       750,000
                                                              -------------
          MASSACHUSETTS-13.0%
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Program 2)
     400  8/02/04                        1.10                       400,000
          MASSACHUSETTS
          DEVELOPMENT FINANCE
          AGENCY
          (Program 3)
   1,700  8/12/04                        1.05                     1,700,000
          MASSACHUSETTS PORT
          AUTHORITY
          Series 03B AMT
   1,000  8/13/04                        1.06                     1,000,000
          MASSACHUSETTS WATER
          RESOURCES AUTHORITY
          Series 99
   1,800  8/02/04                        1.00                     1,800,000
                                                              -------------
                                                                  4,900,000
                                                              -------------
          WASHINGTON-2.7%
          PORT OF SEATTLE
          (Sub Lien Revenue Note)
          Series 01B-2 AMT
   1,010  9/17/04                        1.21                     1,010,000
                                                              -------------
          WEST VIRGINIA-5.3%
          WEST VIRGINIA PUBLIC
          ENERGY AUTHORITY
          (MORGANTOWN ENERGY
          Association Project)
          Series 89A AMT
   2,000  8/11/04                        1.00                     2,000,000
                                                              -------------
          Total Commercial Paper
          (amortized cost
          $8,660,000)                                             8,660,000
                                                              -------------
          TOTAL
          INVESTMENTS-100.0%
          (amortized cost
          $37,557,000)                                           37,557,000
          Other assets less
          liabilities-0.0%                                          (18,307)
                                                              -------------
          NET ASSETS-100%                                  $     37,538,693
                                                              =============



(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.
     Glossary of Terms:
     AMBAC - American Municipal Bond Assurance Corporation
     AMT   - Alternative Minimum Tax
     EDA   - Economic Development Authority
     FGIC  - Federal Guaranty Insurance Company
     GO    - General Obligations
     IDR   - Industrial Development Revenue
     IFA   - Industrial Finance Authority
     See notes to financial statements.


2


STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $37,557,000)           $37,557,000
  Receivable for investment securities sold                            180,039
  Interest receivable                                                   43,666
                                                                 -------------
  Total assets                                                      37,780,705
                                                                 -------------
LIABILITIES
  Due to custodian                                                     138,864
  Advisory fee payable                                                   8,919
  Distribution fee payable                                               7,834
  Administrative fee payable                                            32,771
  Accrued expenses                                                      53,624
                                                                 -------------
  Total liabilities                                                    242,012
NET ASSETS                                                         $37,538,693
                                                                 -------------
                                                                 -------------
COMPOSITION OF NET ASSETS
  Capital stock, at par                                               $375,387
                                                                 -------------
  Additional paid-in capital                                        37,163,306
                                                                 -------------
                                                                   $37,538,693
                                                                 -------------
                                                                 -------------
NET ASSET VALUE PER SHARE
  (based on 37,538,693 shares outstanding)                              $ 1.00
                                                                        ------
                                                                        ------


See notes to financial statements.


3


STATEMENT OF OPERATIONS

Year Ended June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                            $527,312
EXPENSES
  Advisory fee (Note B)                                   $259,394
  Distribution fee (Note C)                                129,697
  Administrative services (Note C)                         154,973
  Custodian fees                                            78,146
  Transfer agency (Note B)                                  31,704
  Audit and legal fees                                      31,075
  Printing                                                   8,352
  Registration fees                                          5,772
  Trustees' fees                                             2,500
  Miscellaneous                                              9,426
                                                          --------
  Total expenses                                           711,039
  Less: expenses waived and reimbursed (Notes B & C)      (216,217)
                                                          --------
  Net expenses                                                         494,822
                                                                      --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $ 32,490
                                                                      ========


See notes to financial statements.


4



STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


                                                YEAR ENDED          YEAR ENDED
                                               JUNE 30, 2004      JUNE 30, 2003
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                          $   32,490        $   249,065
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (32,490)          (249,065)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E)                         (38,070,076)       (12,873,910)
                                               ------------        -----------
  Total decrease                                (38,070,076)       (12,873,910)
NET ASSETS
  Beginning of period                            75,608,769         88,482,679
                                               ------------        -----------
  End of period                               $  37,538,693        $75,608,769
                                               ============        ===========


See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES
AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $192,251.


6


                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $129,697. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $23,966 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $154,973, of which $78,833 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 2004, capital paid-in aggregated $37,538,693. Transactions, all at $1.00 per share, were as follows:

                                                YEAR ENDED         YEAR ENDED
                                                  JUNE 30,           JUNE 30,
                                                    2004              2003
                                                ------------      ------------

Shares sold                                      122,351,528       162,717,104
Shares issued on reinvestment of dividends            32,490           249,065
Shares redeemed                                 (160,454,094)     (175,840,079)
                                                ------------      ------------
Net decrease                                     (38,070,076)      (12,873,910)
                                                ============      ============


7


FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                YEAR ENDED JUNE 30,
                                                        ---------------------------------------------------------------
                                                         2004         2003         2002         2001         2000
                                                        -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period                        $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                    .001         .003         .008         .027         .027

LESS: DIVIDENDS
Dividends from net investment income                        (.001)       (.003)       (.008)       (.027)       (.027)

Net asset value, end of period                              $1.00        $1.00        $1.00        $1.00        $1.00


TOTAL RETURN
Total investment return based on net asset value (b)         0.07%        0.32%        0.75%        2.73%        2.73%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                 $37,539      $75,609      $88,483     $118,598      $82,813
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements               0.95%        1.00%        1.00%        1.00%        1.00%
   Expenses, before waivers and reimbursements               1.37%        1.23%        1.14%        1.09%        1.18%
   Net investment income (a)                                 0.06%        0.32%        0.80%        2.65%        2.75%


(a)  Net of expenses reimbursed or waived by the Adviser.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


8


REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSEIN MUNICIPAL TRUST -
MASSACHUSETTS PORTFOLIO
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust
- Massachusetts Portfolio (the "Fund"), formerly Alliance Municipal Trust - Massachusetts Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004

9


                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1 (800) 221-5672


TRUSTEES
William H. Foulk, Jr.(1), Chairman
Charles H.P. Duell(1)

David K. Storrs(1)
Shelby White(1)


OFFICERS
Marc O. Mayer, Chief Executive Officer
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Doris T. Muller, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. Laspina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Mark R. Manley,  Secretary
Mark D. Gersten, Treasurer And Chief Financial Officer
Thomas R. Manley, Controller


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
AllianceBernstein Investment
Research And Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Pricewaterhousecoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


10


                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND
The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                            PORTFOLIOS
                                                                              IN FUND       OTHER
NAME, AGE, ADDRESS                              PRINCIPAL                     COMPLEX   DIRECTORSHIPS
    OF TRUSTEE                                OCCUPATION(S)                  OVERSEEN BY   HELD BY
(YEARS OF SERVICE*)                        DURING PAST 5 YEARS                 TRUSTEE     TRUSTEE
-----------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
----------------------

William H. Foulk, Jr., # +, 71    An Investment Adviser and an Independent        113       None
2 Sound View Drive, Suite 100     Consultant. He was formerly Senior
Greenwich, CT 06830 (20)          Manager of Barrett Associates, Inc., a
(CHAIRMAN OF THE BOARD)           registered investment adviser, with which
                                  he had been associated since prior to 1999. He
                                  was formerly Deputy Comptroller and Chief
                                  Investment Officer of the State of New York and,
                                  prior thereto, Chief Investment Officer of the
                                  New York Bank for Savings.

Charles H.P. Duell, # +, 66       President of Middleton Place Foundation14None
Middleton Place Foundation,       and President of the Middleton Inn
4300 Ashley River Road            Company, both of which entities he has been
Charleston, SC 29414 (19)         associated with since prior to 1999. He is
                                  also a Trustee Emeritus of the National
                                  Trust for Historic Preservation and formerly
                                  a Director of the Grand Teton Lodge Company
                                  and GRC, International and Chairman of The
                                  Board of Architectural Review of the City of
                                  Charleston.

David K. Storrs, # +, 60          president of alternative investment group,       14      None
65 South Gate Lane                LLC (an investment firm). He was formerly
Southport, CT 06890               President of The Common Fund (investment
(15)                              management for educational institutions)
                                  with which he had been associated since prior
                                  to 1999.

Shelby White, # +, 65,            An author and financial journalist.              14      None
One Sutton Place South
New York, NY 10022 (12)


* There is no stated term of office for the Fund's Trustees.
# Member of the Audit Committee.
+ Member of the Nominating Committee.


11


                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


OFFICER INFORMATION
Certain information concerning the Fund's Officers is listed below.

 NAME, ADDRESS*        POSITION(S) HELD         PRINCIPAL OCCUPATION
    AND AGE              WITH FUND              DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46      Chief Executive          OfficerExecutive Vice President of Alliance Capital
                                                Management Corporation ("ACMC")** since 2001;
                                                prior thereto, Chief Executive Officer of Sanford C.
                                                Bernstein & Co. LLC and its predecessor since prior to
                                                1999.

Susan L. Matteson, 41  President                Senior Vice President of AllianceBernstein investment
                                                research and management, inc. ("abirm")** and
                                                president of alliance cash management services with
                                                which she has been associated since prior to 1999.

Drew A. Biegel, 53     Senior Vice President    Vice President of acmc** with which he has been
                                                associated since prior to 1999.

Patricia Ittner, 53    Senior Vice President    Vice President of ACMC** with which she has been
                                                associated since prior to 1999.

Robert I. Kurzweil, 53 Senior Vice President    Vice President Of ABIRM** with which he has been
                                                associated since prior to 1999.

Doris T. Muller, 40    Senior Vice President    Vice President Of ABIRM** with which she has been
                                                associated since prior to 1999.

William E. Oliver, 54  Senior Vice President    Senior Vice President of ACMC** with which he has
                                                been associated since prior to 1999.

Raymond J. Papera, 48  Senior Vice President    Senior Vice President of ACMC** with which he has
                                                been associated since prior to 1999.

William J. Fagan, 42   Vice President Assistant Vice President of ACMC** with which he has been associated since prior to 1999.

Linda N. Kelley, 44    Vice President Assistant Vice President of ACMC** with which she has been associated since prior to 1999.

Joseph R. Laspina, 43  Vice President Senior    Vice President of ABIRM** with which he has been
                                                associated since prior to 1999.

Eileen M. Murphy, 33   Vice President           Vice President of ACMC** with which she has been
                                                associated since prior to 1999.

Maria C. Sazon, 38     Vice President           Vice President of ACMC** with which she has been
                                                associated since prior to 1999.

Mark R. Manley, 41     Secretary                Senior Vice President And Chief Compliance Officer of
                                                ACMC** with which he has been associated since prior
                                                to 1999.


12


                                           AllianceBernstein Municipal Trust -
                                                        Massachusetts Portfolio
_______________________________________________________________________________


 NAME, ADDRESS*        POSITION(S) HELD         PRINCIPAL OCCUPATION
    AND AGE              WITH FUND              DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53    Treasurer and Chief      Senior Vice President of Alliance Global Investor]
                       Financial Officer        Services, Inc. ("AGIS")** and Vice President of
                                                ABIRM** with which he has been associated since
                                                prior to 1999.
Thomas R. Manley, 53   Controller               Vice President of ACMC** with which he has been
                                                associated since prior to 1999.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, ABIRM and AGIS are affiliates of the Fund.
     The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.


13


AllianceBernstein Municipal Trust - Massachusetts Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

Yields. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[LOGO]AllianceBernstein (SM)

Distribution of this report other than to shareholders must Be preceded or accompanied by the fund's current prospectus, Which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

ABMTMAAR0604




PORTFOLIO OF INVESTMENTS
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-82.2%
                  NEW YORK-2.3%
                  NEW YORK CITY TRANSITIONAL
                  FINANCE AUTHORITY
                  (NYC Recovery)
                  Series 02-3
$   1,800         11/01/22 (b)                           1.12%     $  1,800,000
                                                                   ------------
                  OHIO-1.9%
                  OHIO SWR
                  (BP Exploration & Oil Project)
                  Series 98 AMT
    1,500         2/01/33 (b)                            1.13         1,500,000
                                                                   ------------
                  PENNSYLVANIA-71.3%
                  ALLEGHENY COUNTY IDA
                  (Karrington of South Hills
                  Assisted Living)
                  Series 96A AMT
    1,200         7/01/26 (b)                            1.17         1,200,000
                  ALLEGHENY COUNTY IDA
                  (Sacred Heart High School)
                  Series 02
    1,000         6/01/22 (b)                            1.15         1,000,000
                  ALLEGHENY COUNTY IDA
                  (United Jewish
                  Federation Project)
                  Series 96A
    1,200         10/01/26 (b)                           1.09         1,200,000
                  ALLEGHENY COUNTY IDA
                  (UPMC Health Systems)
                  Series 02C
    1,900         3/01/15 (b)                            1.10         1,900,000
                  CHARTIERS VALLEY IDA
                  (Asbury Villas)
                  SERIES 00B
    4,160         12/01/30 (b)                           1.11         4,160,000
                  CHESTER COUNTY
                  HEALTH AND EDUCATION
                  (Kendal Crosslands
                  Communities)
                  Series 03
    2,500         4/01/33 (b)                            1.10         2,500,000
                  CHESTER COUNTY IDA
                  (West Chester University
                  Student Housing)
                  Series 03
    5,000         8/01/35 (b)                            1.11         5,000,000
                  ELK COUNTY IDA
                  (Willamette Industries Project)
                  Series 92 AMT
    4,200         8/01/10 (b)                            1.07         4,200,000
                  EMMAUS GEN AUTH REV
                  Series 89
    1,500         3/01/24 (b)                            1.07         1,500,000
                  INDIANA COUNTY IDA
                  (Conemaugh Project)
                  Series 97A AMT
    1,355         6/01/27 (b)                            1.15         1,355,000
                  INDIANA COUNTY IDA
                  (Exelon Generation Co.)
                  Series 03A AMT
    1,000         6/01/27 (b)                            1.06         1,000,000
                  LUZERNE COUNTY IDA
                  (Methodist Homes)
                  Series 03
    3,900         2/01/29 (b)                            1.10         3,900,000
                  PENNSYLVANIA ECONOMIC
                  DEVELOPMENT FINANCE AUTHORITY
                  (Reliant Energy
                  Seward LLC Project)
                  Series 02A AMT
    5,000         12/01/36 (b)                           1.13         5,000,000
                  PENNSYLVANIA ECONOMIC
                  DEVELOPMENT FINANCE AUTHORITY
                  (Westrum Hanover)
                  Series 04 AMT
    4,200         3/01/34 (b)                            1.12         4,200,000
                  PENNSYLVANIA HIGHER
                  EDUCATIONAL FACILITIES AUTHORITY
                  (Student Association,
                  Inc. Project)
                  Series 03C
    4,000         7/01/38 (b)                            1.11         4,000,000
                  PENNSYLVANIA HIGHER
                  EDUCATIONAL FACILITY AUTHORITY
                  (Holy Family
                  College Project)
                  Series 02B
    1,480         12/01/32 (b)                           1.11         1,480,000

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  PHILADELPHIA HOSPITAL
                  & HIGHER EDUCATION FACILITIES
                  (Thomas Jefferson University)
                  Series 03
$   3,000         1/01/17 (b)                            1.11%     $  3,000,000
                  PHILADELPHIA IDA
                  (Greater Philadelphia Health)
                  Series 03
    3,165         1/01/24 (b)                            1.11         3,165,000
                  PHILADELPHIA IDA
                  (Saint Joesph's Prep School)
                  Series 03
    3,000         7/01/33 (b)                            1.13         3,000,000
                  PHILADELPHIA IDA
                  (School For The Deaf)
                  Series 02
    2,000         11/01/32 (b)                           1.13         2,000,000
                  PHILADELPHIA IDA
                  (Settlement Music School Project)
                  Series 04
    1,300         3/01/29 (b)                            1.13         1,300,000
                                                                   ------------
                                                                     56,060,000
                                                                   ------------
                  PUERTO RICO-3.0%
                  PUERTO RICO COMMONWEALTH
                  HIGHWAY & TRANSPORTATION AUTHORITY
                  Series 98A AMBAC
    2,330         7/01/28 (b)                            1.00         2,330,000
                                                                   ------------
                  WASHINGTON-0.5%
                  PIERCE COUNTY ECONOMIC DEVELOPMENT
                  (Truss Company Project) AMT
      400         1/01/20 (b)                            1.20           400,000
                                                                   ------------
                  WISCONSIN-3.2%
                  FRANKLIN IDR
                  (Nowakowski Inc. Project)
                  Series 98 AMT
    1,320         12/01/18 (b)                           1.10         1,320,000
                  RIVER FALLS IDR
                  (M & O Properties, LLC)
                  Series 00A AMT
    1,240         10/01/20 (b)                           1.10         1,240,000
                                                                   ------------
                                                                      2,560,000
                                                                   ------------
                  Total Municipal Bonds
                  (amortized cost
                  $64,650,000)                                       64,650,000
                                                                   ------------
                  COMMERCIAL PAPER-22.0%
                  FLORIDA-2.2%
                  HILLSBOROUGH COUNTY AVIATION
                  (PFC Project)
                  Series 04B AMT
    1,700         8/16/04                                1.13         1,700,000
                                                                   ------------
                  KENTUCKY-2.9%
                  PENDLETON COUNTY
                  (Kentucky Association
                  of County Leasing)
                  Series 04
    2,300         8/09/04                                1.14         2,300,000
                                                                   ------------
                  PENNSYLVANIA-10.2%
                  MONTGOMERY COUNTY IDA
                  (Exelon Generation Co.)
                  Series 02A
    2,000         8/11/04                                0.99         2,000,000
                  MONTGOMERY COUNTY IDA
                  (Exelon Generation Co.)
                  Series 02A
    1,000         8/04/04                                1.00         1,000,000
                  MONTGOMERY COUNTY IDA
                  (Exelon Generation Co.)
                  Series 02A
    2,000         8/12/04                                1.05         2,000,000
                  VENANGO IDA
                  (Scrubgrass Project)
                  Series 93 AMT
    2,000         8/02/04                                1.00         2,000,000
                  VENANGO IDA
                  (Scrubgrass Project)
                  Series B AMT
    1,000         7/28/04                                1.13         1,000,000
                                                                   ------------
                                                                      8,000,000
                                                                   ------------

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  VIRGINIA-2.0%
                  NORFOLK IDA
                  (Sentara Hospital)
                  Series 04
$   1,600         8/12/04                                1.12%     $  1,600,000
                                                                   ------------
                  WASHINGTON-4.7%
                  PORT OF SEATTLE WASHINGTON
                  (Sub Lien Rev Note)
                  Series 01B-1 AMT
    2,000         8/02/04                                1.02         2,000,000
                  PORT OF SEATTLE WASHINGTON
                  (Sub Lien Rev Note)
                  Series 01B-2 AMT
    1,680         8/12/04                                1.11         1,680,000
                                                                   ------------
                                                                      3,680,000
                                                                   ------------
                  Total Commercial Paper
                  (amortized cost
                  $17,280,000)                                       17,280,000
                                                                   ------------
                  TOTAL INVESTMENTS-104.2%
                  (amortized cost $81,930,000)                       81,930,000
                  Other assets less
                  liabilities-(4.2%)                                 (3,274,371)
                                                                   ------------
                  NET ASSETS-100%                                  $ 78,655,629
                                                                   ============


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
SWR - Solid Waste Revenue

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $81,930,000)          $  81,930,000
  Interest receivable                                                    94,263
                                                                  -------------
  Total assets                                                       82,024,263
                                                                  -------------
LIABILITIES
  Due to custodian                                                    3,243,003
  Advisory fee payable                                                   24,452
  Distribution fee payable                                               16,679
  Administrative fee payable                                             42,683
  Accrued expenses                                                       41,817
                                                                  -------------
  Total liabilities                                                   3,368,634
                                                                  -------------
  NET ASSETS                                                      $  78,655,629
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     786,628
  Additional paid-in capital                                         77,837,825
  Undistributed net investment income                                    31,176
                                                                  -------------
                                                                  $  78,655,629
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 78,662,753 shares outstanding)                                $1.00
                                                                          =====


See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $    882,692

EXPENSES
  Advisory fee (Note B)                           $    433,033
  Distribution fee (Note C)                            216,517
  Administrative services (Note C)                     172,519
  Custodian fees                                        73,643
  Transfer agency (Note B)                              42,861
  Audit and legal fees                                  35,365
  Printing                                               9,581
  Registration fees                                      5,625
  Trustees' fees                                         2,500
  Miscellaneous                                          8,236
                                                  ------------
  Total expenses                                       999,880
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (178,627)
                                                  ------------
  Net expenses                                                          821,253
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $     61,439
                                                                   ============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 2004    JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $       61,439   $      331,468

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                                (61,564)        (338,467)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase (decrease) (Note E)                 (14,230,802)      11,780,000
                                                --------------   --------------
  Total increase (decrease)                        (14,230,927)      11,773,001

NET ASSETS
  Beginning of period                               92,886,556       81,113,555
                                                --------------   --------------
  End of period, (including undistributed
    net investment income of $31,176 and
    $31,301, respectively)                      $   78,655,629   $   92,886,556
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio, formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the contractual reimbursement amounted to $133,814.

NOTES TO FINANCIAL STATEMENTS
(continued)

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $216,517. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $44,813 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004 such payments by the Portfolio amounted to $172,519, of which $78,833 was paid to the Adviser and its affiliates.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2004, the Portfolio had undistributed tax exempt income of $31,176. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2004, capital paid-in aggregated $78,624,453. Transactions, all at $1.00 per share, were as follows:


                                                  YEAR ENDED       YEAR ENDED
                                                    JUNE 30,         JUNE 30,
                                                     2004             2003
                                                ==============   ==============
Shares sold                                        374,484,082      360,049,324
Shares issued on reinvestment of dividends              61,564          338,467
Shares redeemed                                   (388,776,448)    (348,607,791)
                                                --------------   --------------
Net increase (decrease)                            (14,230,802)      11,780,000
                                                ==============   ==============

FINANCIAL HIGHLIGHTS

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period


                                                      YEAR ENDED JUNE 30,         JULY 31, 2000(a)
                                            -------------------------------------       TO
                                                2004         2003         2002     JUNE 30, 2001
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .001         .004         .008         .026

LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.004)       (.008)       (.026)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.07%        0.37%        0.81%        2.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $78,656      $92,887      $81,114      $82,834
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.95%        1.00%        1.00%        1.00%(d)
  Expenses, before waivers and
    reimbursements                              1.15%        1.14%        1.18%        1.22%(d)
  Net investment income (b)                     0.07%        0.35%        0.79%        2.79%(d)



(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN MUNICIPAL TRUST -
PENNSYLVANIA PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust
- Pennsylvania Portfolio (the "Fund"), formerly Alliance Municipal Trust - Pennsylvania Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period July 31, 2000 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                                       PORTFOLIOS
                                                                                        IN FUND           OTHER
  NAME, AGE, ADDRESS                           PRINCIPAL                                 COMPLEX      DIRECTORSHIPS
      OF TRUSTEE                             OCCUPATION(S)                             OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                     DURING PAST 5 YEARS                           TRUSTEE          TRUSTEE
---------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., #+, 71      An Investment Adviser and an Independent                113             None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(Chairman of the Board)            registered investment adviser, with which
                                   he had been associated since prior to 1999. He
                                   was formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, #+, 66         President of Middleton Place Foundation                  14             None
Middleton Place Foundation         and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has
Charleston, SC 29414 (19)          been associated with since prior to 1999. He
                                   is also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, #+, 60            President of Alternative Investment Group,               14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890 (15)           President of The Common Fund (investment
                                   management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, #+, 65               An author and financial journalist.                      14             None
One Sutton Place South
New York, NY 10022 (12)



*    There is no stated term of office for the Fund's Trustees.

#    Member of the Audit Committee.

+    Member of the Nominating Committee.

                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



 NAME, ADDRESS*                      POSITION(S) HELD                     PRINCIPAL OCCUPATION
    AND AGE                             WITH FUND                         DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001;
                                                                    prior thereto, Chief Executive Officer of Sanford C.
                                                                    Bernstein LLC and its predecessor since prior to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Resarch and Management, Inc. ("ABIRM")** and
                                                                    President of Alliance Cash Management Services with
                                                                    which she has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Patricia Ittner, 53                 Senior Vice President           Vice President of ACMC** with which she has
                                                                    been associated since prior to 1999.

Robert I. Kurzweil, 53              Senior Vice President           Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Doris T. Muller, 40                 Senior Vice President           Vice President of ABIRM** with which she has
                                                                    been associated since prior to 1999.

William E. Oliver, 54               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

William J. Fagan, 42                Vice President                  Assistant Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Linda N. Kelley, 44                 Vice President                  Assistant Vice President of ACMC** with which she
                                                                    has been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Eileen M. Murphy, 33                Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Maria C. Sazon, 38                  Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief Compliance Officer of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.


                                           AllianceBernstein Municipal Trust -
                                                         Pennsylvania Portfolio
_______________________________________________________________________________



 NAME, ADDRESS*                      POSITION(S) HELD                     PRINCIPAL OCCUPATION
    AND AGE                             WITH FUND                         DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global Investor
                                    Financial Officer               Services, Inc. ("AGIS")** and Vice President of
                                                                    ABIRM** with which he has been associated
                                                                    since prior to 1999.

Thomas R. Manley, 53                Controller                      Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST
- PENNSYLVANIA PORTFOLIO


AllianceBernstein [LOGO](SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


ALLIANCEBERNSTEIN MUNICIPAL TRUST - PENNSYLVANIA PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABMTPAAR0604




PORTFOLIO OF INVESTMENTS
June 30, 2004


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  MUNICIPAL BONDS-88.6%
                  MINNESOTA-2.6%
                  GOLDEN VALLEY IDR
                  (Unicare Homes Project)
                  Series 84
$     500         9/01/14 (b)                            1.07%     $    500,000
                                                                   ------------
                  MISSISSIPPI-3.8%
                  MISSISSIPPI MFHR
                  (Summer Park)
                  Series 99D-2 AMT
      750         10/01/29 (b)                           1.21           750,000
                                                                   ------------
                  OHIO-79.6%
                  AKRON BATH COPLEY HOSPITAL
                  (Sumner Ridgewood Project)
                  Series 02
      870         12/01/32 (b)                           1.10           870,000
                  BUTLER COUNTY BAN
                  Series 04B
      700         9/23/04                                1.00           700,793
                  CENTERVILLE HEALTH CARE
                  (Bethany Lutheran Village)
                  Series 88
      200         5/01/08 (b)                            1.09           200,000
                  COLUMBUS GO
                  Series 00-1
      700         11/15/04                               1.05           710,874
                  CUYAHOGA COUNTY HOSPITAL
                  (Metrohealth System Project)
                  Series 03
      195         3/01/33 (b)                            1.13           195,000
                  CUYAHOGA HEALTH CARE
                  (Judson Retirement Community)
      330         11/15/19 (b)                           1.11           330,000
                  EVENDALE IDR
                  (SHV Real Estate, Inc.)
                  Series 85
      500         9/01/15 (b)                            1.00           500,000
                  FRANKLIN COUNTY MFHR
                  (Golf Pointe Apts. Project)
                  Series 00A AMT
      700         1/01/34 (b)                            1.14           700,000
                  FRANKLIN COUNTY MFHR
                  (Golf Pointe Apts.)
                  Series 00B AMT
      495         1/01/34 (b)                            1.20           495,000
                  FRANKLIN COUNTY MFHR
                  (Hanover Ridge Apts.)
                  Series 00 AMT
    1,650         12/15/30 (b)                           1.13         1,650,000
                  HAMILTON COUNTY STUDENT
                  HOUSING REVENUE
                  (Stratford Heights Project)
                  Series 04
      600         8/01/36 (b)                            1.13           600,000
                  LORAIN COUNTY HOSPITAL
                  (Elyria United Methodist)
                  Series 96B
      700         6/01/12 (b)                            1.10           700,000
                  MONTGOMERY COUNTY
                  ECONOMIC DEVELOPMENT REVENUE
                  (The Dayton Art Institute Project)
                  Series 96
      500         5/01/26 (b)                            1.10           500,000
                  NORTHWESTERN OHIO
                  WATER & SEWER BAN
                  (Ford Road)
                  Series 04D
      378         11/01/04                               1.10           378,703
                  OHIO AIR QUALITY
                  DEVELOPMENT AUTHORITY
                  (JMG Funding Ltd. Partnership)
                  Series 94B AMT
      500         4/01/28 (b)                            1.15           500,000
                  OHIO AIR QUALITY
                  DEVELOPMENT AUTHORITY
                  (JMG Funding Ltd. Partnership)
                  Series 95B AMT
      600         4/01/29 (b)                            1.15           600,000
                  OHIO ENVIRONMENTAL
                  IMPROVEMENT AUTHORITY
                  (Newark Group
                  Industries, Inc. Project)
                  Series 96 AMT
      195         12/01/26 (b)                           1.12           195,000

PORTFOLIO OF INVESTMENTS
(continued)


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY (a)                          YIELD             VALUE
-------------------------------------------------------------------------------
                  OHIO HFA
                  (Residential Mortgage)
                  Series 03C AMT
$   1,100         9/01/34 (b)                            1.06%     $  1,100,000
                  OHIO HIGHER EDUCATION
                  FACILITIES REVENUE
                  (Ashland University Project)
                  Series 04
      500         9/01/24 (b)                            1.13           500,000
                  OHIO HIGHER EDUCATION
                  FACILITIES REVENUE
                  (Pooled)
                  Series 03B
      600         11/01/28 (b)                           1.10           600,000
                  OHIO SWR
                  (BP Exploration & Oil Project)
                  Series 98 AMT
      800         2/01/33 (b)                            1.13           800,000
                  OHIO WATER
                  DEVELOPMENT AUTHORITY
                  (Toledo-A-Rmkt)
                  Series 99 AMT
      500         6/15/33 (b)                            1.05           500,000
                  UNION COUNTY OHIO
                  (Bldg Renovations Nts)
      250         9/16/04                                1.15           250,140
                  WARREN COUNTY
                  (Pioneer Industrial Components)
                  Series 85
    1,700         12/01/05 (b)                           1.33         1,700,000
                  WARREN COUNTY HEALTH
                  CARE FACILITIES
                  (Otterbein Homes)
                  Series 98B
      153         7/01/23 (b)                            1.11           152,980
                                                                   ------------
                                                                     15,428,490
                                                                   ------------
                  PUERTO RICO-2.6%
                  PUERTO RICO COMMONWEALTH
                  HIGHWAY & TRANSPORTATION
                  AUTHORITY
                  Series 98A AMBAC
      500         7/01/28 (b)                            1.00       .   500,000
                                                                   ------------
                  Total Municipal Bonds
                  (amortized cost $17,178,490)                      $17,178,490
                                                                   ------------
                  COMMERCIAL PAPER-11.4%
                  FLORIDA-6.7%
                  HILLSBOROUGH COUNTY AVIATION
                  (PFC Project)
                  Series B AMT
      800         8/16/04                                1.13           800,000
                  LOCAL GOVERNMENT
                  FINANCE COMMISSION
                  Series A
      500         9/08/04                                1.00           500,000
                                                                   ------------
                                                                      1,300,000
                                                                   ------------
                  TEXAS-2.6%
                  PORT ARTHUR NAVAL
                  DISTRICT OF JEFFERSON COUNTY
                  (BASF Corp.)
      500         8/02/04                                1.07           500,000
                                                                   ------------
                  VIRGINIA-2.1%
                  NORFOLK IDA
                  (Sentara Hospital)
      400         8/12/04                                1.12           400,000
                                                                   ------------
                  Total Commercial Paper
                  (amortized cost
                  $2,200,000)                                         2,200,000
                                                                   ------------
                  TOTAL INVESTMENTS-100.0%
                  (amortized cost
                  $19,378,490)                                       19,378,490
                  Other assets less
                  liabilities-0.0%                                        7,014
                                                                   ------------
                  NET ASSETS-100%                                  $ 19,385,504
                                                                   ============

                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
BAN - Bond Anticipation Note
GO - General Obligation
HFA - Housing Finance Agency/Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFHR - Multi-Family Housing Revenue

See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2004


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $19,378,490)          $  19,378,490
  Cash                                                                   48,855
  Interest receivable                                                    31,297
  Other Assets                                                            3,152
                                                                  -------------
  Total assets                                                       19,461,794
                                                                  -------------
LIABILITIES
  Advisory fee payable                                                   10,168
  Distribution fee payable                                                3,823
  Administrative fee payable                                              7,550
  Accrued expenses                                                       54,749
                                                                  -------------
  Total liabilities                                                      76,290
                                                                  -------------
NET ASSETS                                                        $  19,385,504
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     193,871
  Additional paid-in capital                                         19,187,139
  Undistributed net investment income                                     4,494
                                                                  -------------
                                                                  $  19,385,504
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 19,387,107 shares outstanding)                               $ 1.00
                                                                         ======


See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2004


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $    209,541

EXPENSES
  Advisory fee (Note B)                           $     98,856
  Distribution fee (Note C)                             49,428
  Administrative services (Note C)                     107,235
  Custodian fees                                        67,740
  Audit and legal fees                                  33,217
  Transfer agency (Note B)                              25,705
  Printing                                               5,561
  Trustees' fees                                         2,384
  Registration fees                                        775
  Miscellaneous                                          2,286
                                                  ------------
  Total expenses                                       393,187
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (201,290)
                                                  ------------
  Net expenses                                                          191,897
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $     17,644
                                                                   ============


See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 2004    JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $       17,644   $       69,671

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                                (17,672)         (71,246)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase/(decrease) (Note E)                    (740,277)       3,097,380
                                                --------------   --------------
  Total increase/(decrease)                           (740,305)       3,095,805

NET ASSETS
  Beginning of period                               20,125,809       17,030,004
                                                --------------   --------------
  End of period (including undistributed
    net investment income of $4,494 and
    $4,522, respectively)                       $   19,385,504   $   20,125,809
                                                ==============   ==============


See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2004


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Municipal Trust (the "Fund"), formerly Alliance Municipal Trust, is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: AllianceBernstein Municipal Trust-General Portfolio, formerly Alliance Municipal Trust-General Portfolio, AllianceBernstein Municipal Trust-New York Portfolio, formerly Alliance Municipal Trust-New York Portfolio, AllianceBernstein Municipal Trust-California Portfolio, formerly Alliance Municipal Trust-California Portfolio, AllianceBernstein Municipal Trust-Connecticut Portfolio, formerly Alliance Municipal Trust-Connecticut Portfolio, AllianceBernstein Municipal Trust-New Jersey Portfolio, formerly Alliance Municipal Trust-New Jersey Portfolio, AllianceBernstein Municipal Trust-Virginia Portfolio, formerly Alliance Municipal Trust-Virginia Portfolio, AllianceBernstein Municipal Trust-Florida Portfolio, formerly Alliance Municipal Trust-Florida Portfolio, AllianceBernstein Municipal Trust-Massachusetts Portfolio, formerly Alliance Municipal Trust-Massachusetts Portfolio, AllianceBernstein Municipal Trust-Pennsylvania Portfolio, formerly Alliance Municipal Trust-Pennsylvania Portfolio and AllianceBernstein Municipal Trust-Ohio Portfolio (the "Portfolio"), formerly Alliance Municipal Trust-Ohio Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $116,642.

                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,000 for the year ended June 30, 2004.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $49,428. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fees in the amount of $5,815 for the fund.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the year ended June 30, 2004, such payments amounted to $28,402. The Portfolio also may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, the Adviser waived such reimbursement, amounting to $78,833.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had undistributed tax exempt income of $4,494. Dividends paid from net investment income for the years ended June 30, 2004 and 2003, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.01 par value) are authorized. On June 30, 2004, capital paid-in aggregated $19,381,010. Transactions, all at $1.00 per share, were as follows:


                                                  YEAR ENDED       YEAR ENDED
                                                   JUNE 30,         JUNE 30,
                                                     2004             20030
                                                ==============   ==============
Shares sold                                         45,885,223       44,822,600
Shares issued on reinvestment of dividends              17,672           71,246
Shares redeemed                                    (46,643,172)     (41,796,466)
                                                --------------   --------------
Net increase/(decrease)                               (740,277)       3,097,380
                                                ==============   ==============

FINANCIAL HIGHLIGHTS


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                      YEAR ENDED JUNE 30,        JANUARY 2, 2001(a)
                                            -------------------------------------       TO
                                                2004         2003         2002    JUNE 30, 2001
                                            -----------  -----------  -----------  ------------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  ------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                       .001         .004         .008         .011
                                            -----------  -----------  -----------  ------------
LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.004)       (.008)       (.011)
                                            -----------  -----------  -----------  ------------
                                            -----------  -----------  -----------  ------------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  ------------
                                            -----------  -----------  -----------  ------------
TOTAL RETURN
Total investment return based on net
  asset value (c)                               0.09%        0.38%        0.80%        1.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                            $19,386      $20,126      $17,030      $15,746
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.97%        1.00%        1.00%        0.96%(d)
  Expenses, before waivers and
    reimbursements                              1.99%        2.27%        2.15%        2.63%(d)
  Net investment income (b)                     0.09%        0.36%        0.80%        2.29%(d)



(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN MUNICIPAL TRUST - OHIO PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Municipal Trust
- Ohio Portfolio (the "Fund"), formerly Alliance Municipal Trust - Ohio Portfolio, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period January 2, 2001 (commencement of operations) to June 30, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004

                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


ALLIANCEBERNSTEIN MUNICIPAL TRUST
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL(1)
DAVID K. STORRS(1)
SHELBY WHITE(1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
WILLIAM E. OLIVER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
EILEEN M. MURPHY, Vice President
MARIA C. SAZON, Vice President
MARK R. MANLEY,  Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                                       PORTFOLIOS
                                                                                         IN FUND           OTHER
  NAME, AGE, ADDRESS                        PRINCIPAL                                    COMPLEX       DIRECTORSHIPS
     OF TRUSTEE                            OCCUPATION(S)                               OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                              TRUSTEE          TRUSTEE
-----------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent                113             None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(Chairman of the Board)            registered investment adviser, with which
                                   he had been associated since prior to 1999. He
                                   was formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation                  14             None
Middleton Place Foundation,        and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has been
Charleston, SC 29414 (19)          associated with since prior to 1999. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,               14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(15)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65              An author and financial journalist.                      14             None
One Sutton Place South
New York, NY 10022 (12)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.

                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



 NAME, ADDRESS*                       POSITION(S) HELD                       PRINCIPAL OCCUPATION
    AND AGE                              WITH FUND                           DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001;
                                                                    prior thereto, Chief Executive Officer of Sanford C.
                                                                    Bernstein & Co. LLC and its predecessor since prior
                                                                    to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Research and Management, Inc. ("ABIRM")** and
                                                                    President of Alliance Cash Management Services with
                                                                    which she has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Patricia Ittner, 53                 Senior Vice President           Vice President of ACMC** with which she has
                                                                    been associated since prior to 1999.

Robert I. Kurzweil, 53              Senior Vice President           Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Doris T. Muller, 40                 Senior Vice President           Vice President of ABIRM** with which she has
                                                                    been associated since prior to 1999.

William E. Oliver, 54               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

William J. Fagan, 42                Vice President                  Assistant Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Linda N. Kelley, 44                 Vice President                  Assistant Vice President of ACMC** with which she
                                                                    has been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Eileen M. Murphy, 33                Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Maria C. Sazon, 38                  Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief Compliance Officer of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.


                             AllianceBernstein Municipal Trust - Ohio Portfolio
_______________________________________________________________________________




 NAME, ADDRESS*                       POSITION(S) HELD                       PRINCIPAL OCCUPATION
    AND AGE                              WITH FUND                           DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global Investor
                                    Financial Officer               Services, Inc. ("AGIS")** and Vice President of
                                                                    ABIRM** with which he has been associated since
                                                                    prior to 1999.

Thomas R. Manley, 53                Controller                      Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN MUNICIPAL TRUST - OHIO PORTFOLIO


AllianceBernstein [LOGO](SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


ALLIANCEBERNSTEIN MUNICIPAL TRUST - OHIO PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672


YIELDS. For current recorded yield information on AllianceBernstein Municipal Trust, call toll-free (800) 221-951


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABMTOHAR0604

ITEM 2.    CODE OF ETHICS.

    (a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 11(a)(1).

    (b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

    (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.



ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that independent trustees David K. Storrs and William H. Foulk, Jr. qualify as audit committee financial experts.



ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    The following table sets forth the aggregate fees billed by the independent auditor, PricewaterhouseCoopers LLP, for each Portfolio's last two fiscal years for professional services rendered for: (i) the audit of the Portfolio's annual financial statements included in the Portfolio's annual report to stockholders;
(ii) assurance and related services that are reasonably related to the performance of the audit of the Portfolio's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, and consent letters; (iii) tax compliance, tax advice and tax return preparation; and (iv) aggregate non-audit services provided to the Portfolio, the Portfolio's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Portfolio ("Service Affiliates"), which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70.
No other services were provided to each Portfolio during this period.


                                                                All Fees for
                                                                 Non-Audit
                                                                  Services
                                                                  Provided
                                                                   to the
                                                                  Portfolio,
                                                                 the Adviser
                                    Audit-Related                and Service
                        Audit Fees    Fees(a)(b)   Tax Fees    Affiliates(a)(b)
-------------------------------------------------------------------------------
California      2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
Connecticut     2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
Florida         2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
General         2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
Massachusetts   2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
New Jersey      2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
New York        2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
North Carolina  2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
Ohio            2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
Pennsylvania    2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422
Virginia        2003:     $16,400      $9,100       $7,500       $1,184,273
                2004:     $17,857      $5,255       $5,875       $1,093,422


(a) Includes SAS 70 fees of $3,100 per portfolio for the year ended 2003, which were paid to Ernst & Young.

(b) Includes SAS 70 fees of $3,255 per portfolio for the year ended 2004, which were paid to Ernst & Young.

    Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Portfolios by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of a Portfolio. Accordingly, all of the amounts in the table for Audit Fees, Audit-Related Fees and Tax Fees for 2004 are for services pre-approved by the Fund's Audit Committee. The amounts of the Fees for Non-Audit Services provided to the Fund, the Adviser and Service Affiliates in the table for each Portfolio, that were subject to pre-approval by the Audit Committee for 2004 were as follows:


                                      Non-Audit Services Pre-Approved
                                           by the Audit Committee
                       --------------------------------------------------------
                         Audit
                        Related                Tax
                         Fees(a)               Fees                  Total(a)
-------------------------------------------------------------------------------
California              $252,000              $5,875                 $257,875
Connecticut             $252,000              $5,875                 $257,875
Florida                 $252,000              $5,875                 $257,875
General                 $252,000              $5,875                 $257,875
Massachusetts           $252,000              $5,875                 $257,875
New Jersey              $252,000              $5,875                 $257,875
New York                $252,000              $5,875                 $257,875
North Carolina          $252,000              $5,875                 $257,875
Ohio                    $252,000              $5,875                 $257,875
Pennsylvania            $252,000              $5,875                 $257,875
Virginia                $252,000              $5,875                 $257,875

(a) Includes SAS 70 fees of $3,255 per portfolio for the year ended 2004, which were paid to Ernst & Young.

    The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.



ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.



ITEM 6.    SCHEDULE OF INVESTMENTS.

Form N-CSR requirement not yet effective with respect to the registrant.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.



ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 5, 2004 the Fund adopted procedures by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.



ITEM 10.    CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.       DESCRIPTION OF EXHIBIT
       ------------      ----------------------------------------------------
       11 (a) (1)        Code of ethics that is subject to the disclosure of
                         Item 2 hereof

       11 (b) (1)        Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)        Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002



                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant): AllianceBernstein Municipal Trust

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        Chief Executive Officer

Date:   August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Marc O. Mayer
        Marc O. Mayer
        Chief Executive Officer

Date:   August 30, 2004

By:     /s/ Mark D. Gersten
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   August 30, 2004